Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	LINCOLN VARIABLE INSURANCE PRODUCTS TRUST
Prospectus Date	rr_ProspectusDate	May 01, 2016
Supplement [Text Block]	lvipt_SupplementTextBlock
LVIP American Century Select Mid Cap Managed Volatility Fund

Supplement Dated May 2, 2016

to the Prospectus dated May 1, 2016

This Supplement updates certain information in the Prospectus for the LVIP American Century Select Mid Cap Managed Volatility Fund (the “Fund”). You may obtain copies of the Fund’s prospectus free of charge, upon request, by calling toll-free 1-800-4LINCOLN (454-6265) or at www.lfg.com/lvip.

Please keep this Supplement with your prospectus and other important records.

Revisions to the prospectus for the Fund:

Effective June 29, 2016 the Fund will have new investment strategies and risks.

The following replaces the information under Principal Investment Strategies on page 2 up to and excluding the discussion of the Managed Volatility Strategy and similar text under Investment Objective and Principal Investment Strategies on page 6 up to and excluding the discussion of the Managed Volatility Strategy:

The Fund operates under a “fund of funds” structure. The Fund pursues its investment objective by primarily investing in other mutual funds (the “underlying funds”), while seeking to control the level of portfolio volatility by employing an actively managed risk management overlay. Under normal circumstances, the Fund, through the underlying funds, invests at least 80% of its assets in a portfolio of investments that provide exposure to mid capitalization securities.

Select Mid Cap Strategy. The Fund, through the underlying funds, invests primarily in medium size companies. Certain underlying funds may invest in securities of foreign companies when these securities meet such underlying fund’s portfolio manager’s standards of selection.

Certain underlying funds invest in securities of medium capitalization companies, as defined by such underlying fund’s management as those whose market capitalization at the time of purchase is within the capitalization range of the Russell 3000® Index, excluding the largest 100 and smallest 100 such companies. Such underlying fund’s management intends to manage the underlying fund so that its weighted capitalization falls within the capitalization range of the members of the Russell Midcap® Index. Though market capitalization may change from time to time, as of December 31, 2015, the capitalization ranges of the Russell 3000® Index, excluding the largest 100 and smallest 100 companies, and the Russell Midcap® Index, were approximately $139.2 million to $44.9 billion and $386 million to $30.5 billion, respectively. In selecting stocks for certain underlying fund, the underlying fund’s management looks for companies whose stock price may not reflect the company’s value. Certain underlying fund’s management attempts to purchase the stocks of these undervalued companies and hold each stock until the price has increased to, or is higher than, a level the managers believe more accurately reflects the fair value of the company.

Certain underlying funds invest in stocks of medium-sized and smaller companies that such underlying fund’s management believes will increase in value over time, using an investment strategy developed by such underlying fund’s management. Such underlying fund’s management makes its investment decisions based primarily on its analysis of individual companies, rather than on broad economic forecasts. Certain underlying fund’s management’s principal analytical technique involves the identification of companies with earnings and revenues that are not only growing, but growing at an accelerating pace. In addition to accelerating growth, certain underlying funds also consider companies demonstrating price strength relative to their peers. Certain underlying funds may engage in active and frequent trading of portfolio securities to achieve their principal investment strategies.

On at least an annual basis, the adviser will reassess and may make revisions in the Fund’s asset allocation strategy consistent with the Fund’s investment strategy and objective, including revising the weightings among the underlying funds described above and adding underlying funds to or removing underlying funds from the asset allocation strategy. The adviser will also periodically rebalance the weightings in the underlying funds held by the Fund to the current asset allocation strategy. In general, the adviser does not anticipate making frequent changes in the asset allocation strategy and will not attempt to time the market.

The adviser uses various analytical tools and proprietary and third party research to construct the portfolio. The underlying fund allocation is made based on the Fund’s particular asset allocation strategy, the adviser’s desired asset class exposures, country and regional exposure, and the investment styles and performance of the underlying funds. The adviser also considers the portfolio characteristics and risk profile for each underlying fund over various periods and market environments to assess each underlying fund’s suitability as an investment for the Fund.

The Fund intends to allocate to underlying funds including, but not limited to, the American Century VP Mid Cap Value Fund (in an amount initially expected to be 80% of the portion of the Fund’s assets not subject to the overlay) and the American Century VP Capital Appreciation Fund (in an amount initially expected to be 20% of the portion of the Fund’s assets not subject to the overlay). The allocation to these underlying funds may change at the discretion of the adviser.

The following replaces the last paragraph under Principal Investment Strategies on page 2 and similar text on page 7:

The Fund is non-diversified for purposes of the 1940 Act, and as a result may invest a greater percentage of its assets in a particular issuer than a diversified fund. Through the underlying funds, which are diversified funds, the Fund indirectly owns a broad mix of equity securities (stocks).

The following replaces the first paragraph under Principal Risks on pages 2 and 7:

All mutual funds carry risk. Accordingly, loss of money is a risk of investing in the Fund. Because the Fund invests its assets in shares of underlying funds, the Fund indirectly owns the same investments as those made by the underlying funds. By investing in the Fund, therefore, you indirectly assume the same types of risks as investing directly in the underlying funds. The Fund’s investment performance is affected by each underlying fund’s investment performance, and the Fund’s ability to achieve its investment objective depends, in large part, on each underlying fund’s ability to meet its investment objective. The following risks reflect the Fund’s principal risks, which include the underlying funds’ principal risks.

The following risk is added under Principal Risks on page 3:

●	Portfolio Turnover Risk. High portfolio turnover (active trading) results in higher transaction costs, such as brokerage commissions or dealer mark-ups, when a fund buys and sells securities (or “turns over” its portfolio). High portfolio turnover generally results in correspondingly greater expenses, potentially higher taxable income, and may adversely affect performance.

LVIP Invesco Select Equity Managed Volatility Fund

Supplement Dated May 2, 2016

to the Prospectus dated May 1, 2016

This Supplement updates certain information in the Prospectus for the LVIP Invesco Select Equity Managed Volatility Fund (the “Fund”). You may obtain copies of the Fund’s prospectus free of charge, upon request, by calling toll-free 1-800-4LINCOLN (454-6265) or at www.lfg.com/lvip.

Please keep this Supplement with your prospectus and other important records.

Revisions to the prospectus for the Fund:

Effective June 29, 2016 the Fund will have new investment strategies and risks.

The following replaces the information under Principal Investment Strategies on page 2 up to and excluding the discussion of the Managed Volatility Strategy and similar text under Investment Objective and Principal Investment Strategies on pages 6 and 7 up to and excluding the discussion of the Managed Volatility Strategy:

The Fund operates under a “fund of funds” structure. The Fund pursues its investment objective by primarily investing in other mutual funds (the “underlying funds”), while seeking to control the level of portfolio volatility by employing an actively managed risk management overlay. Under normal circumstances, the Fund, through the underlying funds, invests at least 80% of its assets in a portfolio of investments that provide exposure to equity securities.

The Fund, through the underlying funds, invests a large percentage of its assets in equity securities of U.S. companies, although it may also invest in equity securities of foreign issuers, which may include securities of issuers located in emerging market countries (i.e., those that are in the initial stages of their industrial cycles) or depositary receipts. Certain underlying funds may also invest, to a limited extent, in high-quality short-term debt securities and in investment grade corporate debt securities. Certain underlying funds may also invest in derivative instruments, including forward foreign currency contracts and futures contracts.

Certain underlying funds invest in a diversified portfolio of common stocks represented in the Standard & Poor’s® 500 Composite Stock Price Index (“S&P 500 Index”). Such underlying funds generally invest in each common stock included in the S&P 500 Index in approximately equal proportions. This approach differs from the S&P 500 Index because stocks in the S&P 500 Index are represented in proportion to their market value or market capitalization. For example, the 50 largest companies in the S&P 500 Index represent approximately 50% of the S&P 500 Index’s value; however, these same 50 companies represent roughly 10% of such underlying fund’s value.

Certain underlying funds may invest in securities of issuers of any market capitalization; however, a substantial number of the issuers in which the underlying funds invest are large-capitalization issuers. A security’s potential for growth and income is the primary focus for the adviser to a certain underlying fund. Such underlying fund’s management emphasizes a value style of investing, seeking well-established, undervalued companies that have identifiable factors that might lead to improved valuations.

On at least an annual basis, the adviser will reassess and may make revisions in the Fund’s asset allocation strategy consistent with the Fund’s investment strategy and objective, including revising the weightings among the underlying funds described above and adding underlying funds to or removing underlying funds from the asset allocation strategy. The adviser will also periodically rebalance the weightings in the underlying funds held by the Fund to the current asset allocation strategy. In general, the adviser does not anticipate making frequent changes in the asset allocation strategy and will not attempt to time the market.

The adviser uses various analytical tools and proprietary and third party research to construct the portfolio. The underlying fund allocation is made based on the Fund’s particular asset allocation strategy, the adviser’s desired asset class exposures, country and regional exposure, and the investment styles and performance of the underlying funds. The adviser also considers the portfolio characteristics and risk profile for each underlying fund over various periods and market environments to assess each underlying fund’s suitability as an investment for the Fund.

The Fund intends to allocate to underlying funds including, but not limited to, the Invesco V.I. Equally-Weighted S&P 500 Fund (in an amount initially expected to be 70% of the portion of the Fund’s assets not subject to the overlay) and the Invesco V.I. Comstock Fund (in an amount initially expected to be 30% of the portion of the Fund’s assets not subject to the overlay). The allocation to these underlying funds may change at the discretion of the adviser.

The following replaces the last paragraph under Principal Investment Strategies on page 3 and similar text on page 7:

The Fund is non-diversified for purposes of the 1940 Act, and as a result may invest a greater percentage of its assets in a particular issuer than a diversified fund. Through the underlying funds, which are diversified funds, the Fund indirectly owns a broad mix of equity securities (stocks).

The following replaces the first paragraph under Principal Risks on pages 3 and 8:

All mutual funds carry risk. Accordingly, loss of money is a risk of investing in the Fund. Because the Fund invests its assets in shares of underlying funds, the Fund indirectly owns the same investments as those made by the underlying funds. By investing in the Fund, therefore, you indirectly assume the same types of risks as investing directly in the underlying funds. The Fund’s investment performance is affected by each underlying fund’s investment performance, and the Fund’s ability to achieve its investment objective depends, in large part, on each underlying fund’s ability to meet its investment objective. The following risks reflect the Fund’s principal risks, which include the underlying funds’ principal risks.

Real Estate and Real Estate Investment Trusts (REITs) Risk on page 3 is deleted.

The following risk is added under Principal Risks on page 3:

●	Passive Management Risk. Index funds invest in the securities of an index rather than actively selecting among securities. With an indexing strategy there is no attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term period of poor investment performance.

LVIP American Global Balanced Allocation Managed Risk Fund

LVIP American Global Growth Allocation Managed Risk Fund

LVIP BlackRock Global Allocation V.I. Managed Risk Fund

LVIP Global Conservative Allocation Managed Risk Fund

LVIP Global Growth Allocation Managed Risk Fund

LVIP Global Moderate Allocation Managed Risk Fund

LVIP U.S. Growth Allocation Managed Risk Fund

(each, a “Fund”, and together, the “Funds”)

Supplement Dated May 2, 2016

to the Prospectus dated May 1, 2016

This Supplement updates certain information in each Fund’s prospectus. You may obtain copies of a Fund’s prospectus or summary prospectus free of charge, upon request, by calling toll-free 1-800-4LINCOLN (454-6265) or at www.lfg.com/lvip.

Please keep this Supplement with your prospectus and other important records.

Revisions to the prospectuses for the Funds:

Effective June 13, 2016, the Fund will have a revised strategy which removes “long futures positions” as part of the Risk Management Strategy.

The following replaces the discussion of the “Risk Management Strategy” under Principal Investment Strategies:

Risk Management Strategy. The Fund’s adviser has retained Milliman Financial Risk Management LLC (“Milliman” or “overlay manager”) as sub-adviser to the Fund to implement the risk management strategy within the parameters stated below. Although up to 20% of the Fund’s net assets may be used by Milliman to implement the risk management strategy, under normal market conditions it is expected that less than 10% of the Fund’s net assets will be used for the strategy. Milliman uses a proprietary volatility forecasting model to manage the assets allocated to this strategy. As part of the risk management strategy, Milliman will invest the portion of the Fund not invested in underlying funds in exchange-traded futures contracts, cash collateral to support these contracts and/or high-quality short-term money market investments.

The risk management strategy consists of using hedging instruments (short positions in exchange-traded futures contracts) to stabilize the Fund’s overall portfolio volatility and reduce the downside exposure of the Fund during significant market downturns. “Volatility” in this context is a statistical measurement of the frequency and level of changes in the Fund’s returns without regard to the direction of those changes. Volatility may result from rapid and dramatic price swings of securities held directly or indirectly by the Fund.

Milliman uses a proprietary model to monitor and forecast volatility and will adjust the level of exchange-traded futures contracts on that basis. Futures contracts can be purchased or sold by the Fund for less than their contract value, allowing an efficient use of Fund assets for the risk management strategy. The risk management strategy is separate and distinct from any riders or features of your insurance contract.

Milliman selects individual futures contracts on equity indices of domestic and foreign markets that it believes are highly correlated to the Fund’s equity exposure. Milliman will primarily sell (short) futures contracts on these indices to decrease the Fund’s aggregate economic exposure to equities (from both underlying funds and exchange-traded futures) based upon Milliman’s evaluation of market volatility and downside equity market risk. Short futures contracts increase in value as equity markets decline. Milliman will seek to hedge currency risks involved in the foreign futures contracts.

Even in periods of low volatility in the equity markets, Milliman will continue to use the hedging techniques designed to preserve gains in favorable market conditions and reduce losses in adverse market conditions. The Fund’s investment in exchange-traded futures and their resulting costs could limit the upside participation of the Fund in strong, appreciating markets relative to unhedged funds. In situations of extreme market volatility, the short positions held in exchange-traded futures could potentially reduce the Fund’s net economic exposure to equity securities to a substantial degree.

LVIP Managed Risk Profile 2010 Fund

LVIP Managed Risk Profile 2020 Fund

LVIP Managed Risk Profile 2030 Fund

LVIP Managed Risk Profile 2040 Fund

LVIP Managed Risk Profile 2050 Fund

(each, a “Fund”, and together, the “Funds”)

Supplement Dated May 2, 2016

to the Prospectus dated May 1, 2016

This Supplement updates certain information in each Fund’s prospectus. You may obtain copies of a Fund’s prospectus or summary prospectus free of charge, upon request, by calling toll-free 1-800-4LINCOLN (454-6265) or at www.lfg.com/lvip.

Please keep this Supplement with your prospectus and other important records.

Revisions to the prospectuses for the Funds:

Effective June 13, 2016, the Fund will have a revised strategy which removes “long futures positions” as part of the Risk Management Strategy.

The following replaces the discussion of the “Risk Management Strategy” under Principal Investment Strategies:

Risk Management Strategy. The Fund’s adviser has retained Milliman Financial Risk Management LLC (“Milliman” or “overlay manager”) as sub-adviser to the Fund to implement the risk management strategy within the parameters stated below. Although up to 20% of the Fund’s net assets may be used by Milliman to implement the risk management strategy, under normal market conditions it is expected that less than 10% of the Fund’s net assets will be used for the strategy. Milliman uses a proprietary volatility forecasting model to manage the assets allocated to this strategy. As part of the risk management strategy, Milliman will invest the portion of the Fund not invested in underlying funds in exchange-traded futures contracts, cash collateral to support these contracts and/or high-quality short-term money market investments.

The risk management strategy consists of using hedging instruments (short positions in exchange-traded futures contracts) to stabilize the Fund’s overall portfolio volatility and reduce the downside exposure of the Fund during significant market downturns. “Volatility” in this context is a statistical measurement of the frequency and level of changes in the Fund’s returns without regard to the direction of those changes. Volatility may result from rapid and dramatic price swings of securities held directly or indirectly by the Fund. The Fund’s volatility strategy will adjust over time in relation to the target date. The strategy would allow for more volatility of the Fund’s returns the further the Fund is from the Fund’s target date, but seeks to more tightly control the volatility of the Fund’s returns as the investor reaches retirement and as the investor ages.

Milliman uses a proprietary model to monitor and forecast volatility and will adjust the level of exchange-traded futures contracts on that basis. Futures contracts can be purchased or sold by the Fund for less than their contract value, allowing an efficient use of Fund assets for the risk management strategy. The risk management strategy is separate and distinct from any riders or features of your insurance contract.

Milliman selects individual futures contracts on equity indices of domestic and foreign markets that it believes are highly correlated to the Fund’s equity exposure. Milliman will primarily sell (short) futures contracts on these indices to decrease the Fund’s aggregate economic exposure to equities (from both underlying funds and exchange-traded futures) based upon Milliman’s evaluation of market volatility and downside equity market risk. Short futures contracts increase in value as equity markets decline. Milliman will seek to hedge currency risks involved in the foreign futures contracts.

Even in periods of low volatility in the equity markets, Milliman will continue to use the hedging techniques designed to preserve gains in favorable market conditions and reduce losses in adverse market conditions. The Fund’s investment in exchange-traded futures and their resulting costs could limit the upside participation of the Fund in strong, appreciating markets relative to unhedged funds. In situations of extreme market volatility, the short positions held in exchange-traded futures could potentially reduce the Fund’s net economic exposure to equity securities to a substantial degree.

LVIP American Century Select Mid Cap Managed Volatility Fund

LVIP BlackRock Emerging Markets Managed Volatility Fund

LVIP BlackRock Dividend Value Managed Volatility Fund

LVIP BlackRock U.S. Opportunities Managed Volatility Fund

LVIP Blended Core Equity Managed Volatility Fund

LVIP Blended Large Cap Growth Managed Volatility Fund

LVIP Blended Mid Cap Managed Volatility Fund

LVIP ClearBridge Large Cap Managed Volatility Fund

LVIP Dimensional International Equity Managed Volatility Fund

LVIP Dimensional U.S. Equity Managed Volatility Fund

LVIP Franklin Templeton Global Equity Managed Volatility Fund

LVIP Franklin Templeton Value Managed Volatility Fund

LVIP Invesco Diversified Equity-Income Managed Volatility Fund

LVIP Invesco Select Equity Managed Volatility Fund

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund

LVIP MFS International Equity Managed Volatility Fund

LVIP Multi-Manager Global Equity Managed Volatility Fund

LVIP SSGA Global Tactical Allocation Managed Volatility Fund

LVIP SSGA International Managed Volatility Fund

LVIP SSGA Large Cap Managed Volatility Fund

LVIP SSGA SMID Cap Managed Volatility Fund

LVIP Select Core Equity Managed Volatility Fund

LVIP VIP Mid Cap Managed Volatility Portfolio

(each, a “Fund”, and together, the “Funds”)

Supplement Dated May 2, 2016

to the Prospectus dated May 1, 2016

This Supplement updates certain information in each Fund’s prospectus. You may obtain copies of the Funds’ prospectuses or summary prospectuses free of charge, upon request, by calling toll-free 1-800-4LINCOLN (454-6265) or at www.lfg.com/lvip.

Please keep this Supplement with your prospectus and other important records.

Revisions to the prospectus for the Funds:

Effective June 13, 2016, the Fund will have a revised strategy which changes the use of long futures positions as part of the Managed Volatility Strategy.

The following replaces the discussion of the “Managed Volatility Strategy” under Principal Investment Strategies:

Managed Volatility Strategy. The Fund’s adviser has retained SSGA Funds Management, Inc. (“SSGA FM” or “overlay manager”) as sub-adviser to the Fund to implement the managed volatility strategy within the parameters stated below. This managed volatility strategy consists of selling (short) positions in exchange-traded futures contracts to manage overall portfolio volatility and seek to reduce the impact on the Fund’s portfolio of significant market downturns during periods of high volatility. SSGA FM selects individual futures contracts on equity indices of domestic and foreign markets that it believes are highly correlated to the Fund’s equity exposure. Although up to 20% of the Fund’s net assets may be used by SSGA FM to implement the managed volatility strategy, under normal market conditions it is expected that less than 10% of the Fund’s net assets will be used for the strategy. SSGA FM uses a proprietary volatility forecasting model to manage the assets allocated to this strategy. The managed volatility strategy is separate and distinct from any riders or features of your insurance contract.

A futures contract is an agreement between two parties to buy or sell a financial instrument for a set price on a future date. A “short position” would represent a contractual obligation to sell an equity index at a future date at a particular price. In contrast, a “long position” would represent a contractual obligation to buy an equity index at a future date at a particular price. A short position is generally used to protect against the possible decline in value of financial instruments.

SSGA FM will regularly adjust the level of exchange-traded futures contracts to seek to manage the overall net risk level, i.e., volatility. “Volatility” in this context means variance in the Fund’s investment returns. SSGA FM’s investment in exchange-traded futures and their resulting costs could limit the upside participation of the Fund in strong appreciating markets relative to un-hedged funds. In situations of extreme market volatility, the exchange-traded futures could potentially reduce the Fund’s net economic exposure to equity securities to a substantial degree. The amount of exchange-traded futures may fluctuate frequently based upon market conditions.

SSGA FM may take a long position in futures for the purpose of providing an equity exposure generally comparable to the holdings of cash. This allows the Fund to be fully invested in the market by turning cash into an equity position while still maintaining the liquidity provided by the cash. The Investment Company Act of 1940 (the “1940 Act”) and the rules and interpretations under the 1940 Act impose certain limitations on the Fund’s ability to use leverage.

LVIP American Century Select Mid Cap Managed Volatility Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	lvipt_SupplementTextBlock
LVIP American Century Select Mid Cap Managed Volatility Fund

Supplement Dated May 2, 2016

to the Prospectus dated May 1, 2016

This Supplement updates certain information in the Prospectus for the LVIP American Century Select Mid Cap Managed Volatility Fund (the “Fund”). You may obtain copies of the Fund’s prospectus free of charge, upon request, by calling toll-free 1-800-4LINCOLN (454-6265) or at www.lfg.com/lvip.

Please keep this Supplement with your prospectus and other important records.

Revisions to the prospectus for the Fund:

Effective June 29, 2016 the Fund will have new investment strategies and risks.

The following replaces the information under Principal Investment Strategies on page 2 up to and excluding the discussion of the Managed Volatility Strategy and similar text under Investment Objective and Principal Investment Strategies on page 6 up to and excluding the discussion of the Managed Volatility Strategy:

The Fund operates under a “fund of funds” structure. The Fund pursues its investment objective by primarily investing in other mutual funds (the “underlying funds”), while seeking to control the level of portfolio volatility by employing an actively managed risk management overlay. Under normal circumstances, the Fund, through the underlying funds, invests at least 80% of its assets in a portfolio of investments that provide exposure to mid capitalization securities.

Select Mid Cap Strategy. The Fund, through the underlying funds, invests primarily in medium size companies. Certain underlying funds may invest in securities of foreign companies when these securities meet such underlying fund’s portfolio manager’s standards of selection.

Certain underlying funds invest in securities of medium capitalization companies, as defined by such underlying fund’s management as those whose market capitalization at the time of purchase is within the capitalization range of the Russell 3000® Index, excluding the largest 100 and smallest 100 such companies. Such underlying fund’s management intends to manage the underlying fund so that its weighted capitalization falls within the capitalization range of the members of the Russell Midcap® Index. Though market capitalization may change from time to time, as of December 31, 2015, the capitalization ranges of the Russell 3000® Index, excluding the largest 100 and smallest 100 companies, and the Russell Midcap® Index, were approximately $139.2 million to $44.9 billion and $386 million to $30.5 billion, respectively. In selecting stocks for certain underlying fund, the underlying fund’s management looks for companies whose stock price may not reflect the company’s value. Certain underlying fund’s management attempts to purchase the stocks of these undervalued companies and hold each stock until the price has increased to, or is higher than, a level the managers believe more accurately reflects the fair value of the company.

Certain underlying funds invest in stocks of medium-sized and smaller companies that such underlying fund’s management believes will increase in value over time, using an investment strategy developed by such underlying fund’s management. Such underlying fund’s management makes its investment decisions based primarily on its analysis of individual companies, rather than on broad economic forecasts. Certain underlying fund’s management’s principal analytical technique involves the identification of companies with earnings and revenues that are not only growing, but growing at an accelerating pace. In addition to accelerating growth, certain underlying funds also consider companies demonstrating price strength relative to their peers. Certain underlying funds may engage in active and frequent trading of portfolio securities to achieve their principal investment strategies.

On at least an annual basis, the adviser will reassess and may make revisions in the Fund’s asset allocation strategy consistent with the Fund’s investment strategy and objective, including revising the weightings among the underlying funds described above and adding underlying funds to or removing underlying funds from the asset allocation strategy. The adviser will also periodically rebalance the weightings in the underlying funds held by the Fund to the current asset allocation strategy. In general, the adviser does not anticipate making frequent changes in the asset allocation strategy and will not attempt to time the market.

The adviser uses various analytical tools and proprietary and third party research to construct the portfolio. The underlying fund allocation is made based on the Fund’s particular asset allocation strategy, the adviser’s desired asset class exposures, country and regional exposure, and the investment styles and performance of the underlying funds. The adviser also considers the portfolio characteristics and risk profile for each underlying fund over various periods and market environments to assess each underlying fund’s suitability as an investment for the Fund.

The Fund intends to allocate to underlying funds including, but not limited to, the American Century VP Mid Cap Value Fund (in an amount initially expected to be 80% of the portion of the Fund’s assets not subject to the overlay) and the American Century VP Capital Appreciation Fund (in an amount initially expected to be 20% of the portion of the Fund’s assets not subject to the overlay). The allocation to these underlying funds may change at the discretion of the adviser.

The following replaces the last paragraph under Principal Investment Strategies on page 2 and similar text on page 7:

The Fund is non-diversified for purposes of the 1940 Act, and as a result may invest a greater percentage of its assets in a particular issuer than a diversified fund. Through the underlying funds, which are diversified funds, the Fund indirectly owns a broad mix of equity securities (stocks).

The following replaces the first paragraph under Principal Risks on pages 2 and 7:

All mutual funds carry risk. Accordingly, loss of money is a risk of investing in the Fund. Because the Fund invests its assets in shares of underlying funds, the Fund indirectly owns the same investments as those made by the underlying funds. By investing in the Fund, therefore, you indirectly assume the same types of risks as investing directly in the underlying funds. The Fund’s investment performance is affected by each underlying fund’s investment performance, and the Fund’s ability to achieve its investment objective depends, in large part, on each underlying fund’s ability to meet its investment objective. The following risks reflect the Fund’s principal risks, which include the underlying funds’ principal risks.

The following risk is added under Principal Risks on page 3:

●	Portfolio Turnover Risk. High portfolio turnover (active trading) results in higher transaction costs, such as brokerage commissions or dealer mark-ups, when a fund buys and sells securities (or “turns over” its portfolio). High portfolio turnover generally results in correspondingly greater expenses, potentially higher taxable income, and may adversely affect performance.

LVIP American Century Select Mid Cap Managed Volatility Fund

(each, a “Fund”, and together, the “Funds”)

Supplement Dated May 2, 2016

to the Prospectus dated May 1, 2016

This Supplement updates certain information in each Fund’s prospectus. You may obtain copies of the Funds’ prospectuses or summary prospectuses free of charge, upon request, by calling toll-free 1-800-4LINCOLN (454-6265) or at www.lfg.com/lvip.

Please keep this Supplement with your prospectus and other important records.

Revisions to the prospectus for the Funds:

Effective June 13, 2016, the Fund will have a revised strategy which changes the use of long futures positions as part of the Managed Volatility Strategy.

The following replaces the discussion of the “Managed Volatility Strategy” under Principal Investment Strategies:

Managed Volatility Strategy. The Fund’s adviser has retained SSGA Funds Management, Inc. (“SSGA FM” or “overlay manager”) as sub-adviser to the Fund to implement the managed volatility strategy within the parameters stated below. This managed volatility strategy consists of selling (short) positions in exchange-traded futures contracts to manage overall portfolio volatility and seek to reduce the impact on the Fund’s portfolio of significant market downturns during periods of high volatility. SSGA FM selects individual futures contracts on equity indices of domestic and foreign markets that it believes are highly correlated to the Fund’s equity exposure. Although up to 20% of the Fund’s net assets may be used by SSGA FM to implement the managed volatility strategy, under normal market conditions it is expected that less than 10% of the Fund’s net assets will be used for the strategy. SSGA FM uses a proprietary volatility forecasting model to manage the assets allocated to this strategy. The managed volatility strategy is separate and distinct from any riders or features of your insurance contract.

A futures contract is an agreement between two parties to buy or sell a financial instrument for a set price on a future date. A “short position” would represent a contractual obligation to sell an equity index at a future date at a particular price. In contrast, a “long position” would represent a contractual obligation to buy an equity index at a future date at a particular price. A short position is generally used to protect against the possible decline in value of financial instruments.

SSGA FM will regularly adjust the level of exchange-traded futures contracts to seek to manage the overall net risk level, i.e., volatility. “Volatility” in this context means variance in the Fund’s investment returns. SSGA FM’s investment in exchange-traded futures and their resulting costs could limit the upside participation of the Fund in strong appreciating markets relative to un-hedged funds. In situations of extreme market volatility, the exchange-traded futures could potentially reduce the Fund’s net economic exposure to equity securities to a substantial degree. The amount of exchange-traded futures may fluctuate frequently based upon market conditions.

SSGA FM may take a long position in futures for the purpose of providing an equity exposure generally comparable to the holdings of cash. This allows the Fund to be fully invested in the market by turning cash into an equity position while still maintaining the liquidity provided by the cash. The Investment Company Act of 1940 (the “1940 Act”) and the rules and interpretations under the 1940 Act impose certain limitations on the Fund’s ability to use leverage.

LVIP Invesco Select Equity Managed Volatility Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	lvipt_SupplementTextBlock
LVIP Invesco Select Equity Managed Volatility Fund

Supplement Dated May 2, 2016

to the Prospectus dated May 1, 2016

This Supplement updates certain information in the Prospectus for the LVIP Invesco Select Equity Managed Volatility Fund (the “Fund”). You may obtain copies of the Fund’s prospectus free of charge, upon request, by calling toll-free 1-800-4LINCOLN (454-6265) or at www.lfg.com/lvip.

Please keep this Supplement with your prospectus and other important records.

Revisions to the prospectus for the Fund:

Effective June 29, 2016 the Fund will have new investment strategies and risks.

The following replaces the information under Principal Investment Strategies on page 2 up to and excluding the discussion of the Managed Volatility Strategy and similar text under Investment Objective and Principal Investment Strategies on pages 6 and 7 up to and excluding the discussion of the Managed Volatility Strategy:

The Fund operates under a “fund of funds” structure. The Fund pursues its investment objective by primarily investing in other mutual funds (the “underlying funds”), while seeking to control the level of portfolio volatility by employing an actively managed risk management overlay. Under normal circumstances, the Fund, through the underlying funds, invests at least 80% of its assets in a portfolio of investments that provide exposure to equity securities.

The Fund, through the underlying funds, invests a large percentage of its assets in equity securities of U.S. companies, although it may also invest in equity securities of foreign issuers, which may include securities of issuers located in emerging market countries (i.e., those that are in the initial stages of their industrial cycles) or depositary receipts. Certain underlying funds may also invest, to a limited extent, in high-quality short-term debt securities and in investment grade corporate debt securities. Certain underlying funds may also invest in derivative instruments, including forward foreign currency contracts and futures contracts.

Certain underlying funds invest in a diversified portfolio of common stocks represented in the Standard & Poor’s® 500 Composite Stock Price Index (“S&P 500 Index”). Such underlying funds generally invest in each common stock included in the S&P 500 Index in approximately equal proportions. This approach differs from the S&P 500 Index because stocks in the S&P 500 Index are represented in proportion to their market value or market capitalization. For example, the 50 largest companies in the S&P 500 Index represent approximately 50% of the S&P 500 Index’s value; however, these same 50 companies represent roughly 10% of such underlying fund’s value.

Certain underlying funds may invest in securities of issuers of any market capitalization; however, a substantial number of the issuers in which the underlying funds invest are large-capitalization issuers. A security’s potential for growth and income is the primary focus for the adviser to a certain underlying fund. Such underlying fund’s management emphasizes a value style of investing, seeking well-established, undervalued companies that have identifiable factors that might lead to improved valuations.

On at least an annual basis, the adviser will reassess and may make revisions in the Fund’s asset allocation strategy consistent with the Fund’s investment strategy and objective, including revising the weightings among the underlying funds described above and adding underlying funds to or removing underlying funds from the asset allocation strategy. The adviser will also periodically rebalance the weightings in the underlying funds held by the Fund to the current asset allocation strategy. In general, the adviser does not anticipate making frequent changes in the asset allocation strategy and will not attempt to time the market.

The adviser uses various analytical tools and proprietary and third party research to construct the portfolio. The underlying fund allocation is made based on the Fund’s particular asset allocation strategy, the adviser’s desired asset class exposures, country and regional exposure, and the investment styles and performance of the underlying funds. The adviser also considers the portfolio characteristics and risk profile for each underlying fund over various periods and market environments to assess each underlying fund’s suitability as an investment for the Fund.

The Fund intends to allocate to underlying funds including, but not limited to, the Invesco V.I. Equally-Weighted S&P 500 Fund (in an amount initially expected to be 70% of the portion of the Fund’s assets not subject to the overlay) and the Invesco V.I. Comstock Fund (in an amount initially expected to be 30% of the portion of the Fund’s assets not subject to the overlay). The allocation to these underlying funds may change at the discretion of the adviser.

The following replaces the last paragraph under Principal Investment Strategies on page 3 and similar text on page 7:

The Fund is non-diversified for purposes of the 1940 Act, and as a result may invest a greater percentage of its assets in a particular issuer than a diversified fund. Through the underlying funds, which are diversified funds, the Fund indirectly owns a broad mix of equity securities (stocks).

The following replaces the first paragraph under Principal Risks on pages 3 and 8:

All mutual funds carry risk. Accordingly, loss of money is a risk of investing in the Fund. Because the Fund invests its assets in shares of underlying funds, the Fund indirectly owns the same investments as those made by the underlying funds. By investing in the Fund, therefore, you indirectly assume the same types of risks as investing directly in the underlying funds. The Fund’s investment performance is affected by each underlying fund’s investment performance, and the Fund’s ability to achieve its investment objective depends, in large part, on each underlying fund’s ability to meet its investment objective. The following risks reflect the Fund’s principal risks, which include the underlying funds’ principal risks.

Real Estate and Real Estate Investment Trusts (REITs) Risk on page 3 is deleted.

The following risk is added under Principal Risks on page 3:

●	Passive Management Risk. Index funds invest in the securities of an index rather than actively selecting among securities. With an indexing strategy there is no attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term period of poor investment performance.

LVIP Invesco Select Equity Managed Volatility Fund

(each, a “Fund”, and together, the “Funds”)

Supplement Dated May 2, 2016

to the Prospectus dated May 1, 2016

This Supplement updates certain information in each Fund’s prospectus. You may obtain copies of the Funds’ prospectuses or summary prospectuses free of charge, upon request, by calling toll-free 1-800-4LINCOLN (454-6265) or at www.lfg.com/lvip.

Please keep this Supplement with your prospectus and other important records.

Revisions to the prospectus for the Funds:

Effective June 13, 2016, the Fund will have a revised strategy which changes the use of long futures positions as part of the Managed Volatility Strategy.

The following replaces the discussion of the “Managed Volatility Strategy” under Principal Investment Strategies:

Managed Volatility Strategy. The Fund’s adviser has retained SSGA Funds Management, Inc. (“SSGA FM” or “overlay manager”) as sub-adviser to the Fund to implement the managed volatility strategy within the parameters stated below. This managed volatility strategy consists of selling (short) positions in exchange-traded futures contracts to manage overall portfolio volatility and seek to reduce the impact on the Fund’s portfolio of significant market downturns during periods of high volatility. SSGA FM selects individual futures contracts on equity indices of domestic and foreign markets that it believes are highly correlated to the Fund’s equity exposure. Although up to 20% of the Fund’s net assets may be used by SSGA FM to implement the managed volatility strategy, under normal market conditions it is expected that less than 10% of the Fund’s net assets will be used for the strategy. SSGA FM uses a proprietary volatility forecasting model to manage the assets allocated to this strategy. The managed volatility strategy is separate and distinct from any riders or features of your insurance contract.

A futures contract is an agreement between two parties to buy or sell a financial instrument for a set price on a future date. A “short position” would represent a contractual obligation to sell an equity index at a future date at a particular price. In contrast, a “long position” would represent a contractual obligation to buy an equity index at a future date at a particular price. A short position is generally used to protect against the possible decline in value of financial instruments.

SSGA FM will regularly adjust the level of exchange-traded futures contracts to seek to manage the overall net risk level, i.e., volatility. “Volatility” in this context means variance in the Fund’s investment returns. SSGA FM’s investment in exchange-traded futures and their resulting costs could limit the upside participation of the Fund in strong appreciating markets relative to un-hedged funds. In situations of extreme market volatility, the exchange-traded futures could potentially reduce the Fund’s net economic exposure to equity securities to a substantial degree. The amount of exchange-traded futures may fluctuate frequently based upon market conditions.

SSGA FM may take a long position in futures for the purpose of providing an equity exposure generally comparable to the holdings of cash. This allows the Fund to be fully invested in the market by turning cash into an equity position while still maintaining the liquidity provided by the cash. The Investment Company Act of 1940 (the “1940 Act”) and the rules and interpretations under the 1940 Act impose certain limitations on the Fund’s ability to use leverage.

LVIP American Global Balanced Allocation Managed Risk Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	lvipt_SupplementTextBlock
LVIP American Global Balanced Allocation Managed Risk Fund

(each, a “Fund”, and together, the “Funds”)

Supplement Dated May 2, 2016

to the Prospectus dated May 1, 2016

This Supplement updates certain information in each Fund’s prospectus. You may obtain copies of a Fund’s prospectus or summary prospectus free of charge, upon request, by calling toll-free 1-800-4LINCOLN (454-6265) or at www.lfg.com/lvip.

Please keep this Supplement with your prospectus and other important records.

Revisions to the prospectuses for the Funds:

Effective June 13, 2016, the Fund will have a revised strategy which removes “long futures positions” as part of the Risk Management Strategy.

The following replaces the discussion of the “Risk Management Strategy” under Principal Investment Strategies:

Risk Management Strategy. The Fund’s adviser has retained Milliman Financial Risk Management LLC (“Milliman” or “overlay manager”) as sub-adviser to the Fund to implement the risk management strategy within the parameters stated below. Although up to 20% of the Fund’s net assets may be used by Milliman to implement the risk management strategy, under normal market conditions it is expected that less than 10% of the Fund’s net assets will be used for the strategy. Milliman uses a proprietary volatility forecasting model to manage the assets allocated to this strategy. As part of the risk management strategy, Milliman will invest the portion of the Fund not invested in underlying funds in exchange-traded futures contracts, cash collateral to support these contracts and/or high-quality short-term money market investments.

The risk management strategy consists of using hedging instruments (short positions in exchange-traded futures contracts) to stabilize the Fund’s overall portfolio volatility and reduce the downside exposure of the Fund during significant market downturns. “Volatility” in this context is a statistical measurement of the frequency and level of changes in the Fund’s returns without regard to the direction of those changes. Volatility may result from rapid and dramatic price swings of securities held directly or indirectly by the Fund.

Milliman uses a proprietary model to monitor and forecast volatility and will adjust the level of exchange-traded futures contracts on that basis. Futures contracts can be purchased or sold by the Fund for less than their contract value, allowing an efficient use of Fund assets for the risk management strategy. The risk management strategy is separate and distinct from any riders or features of your insurance contract.

Milliman selects individual futures contracts on equity indices of domestic and foreign markets that it believes are highly correlated to the Fund’s equity exposure. Milliman will primarily sell (short) futures contracts on these indices to decrease the Fund’s aggregate economic exposure to equities (from both underlying funds and exchange-traded futures) based upon Milliman’s evaluation of market volatility and downside equity market risk. Short futures contracts increase in value as equity markets decline. Milliman will seek to hedge currency risks involved in the foreign futures contracts.

Even in periods of low volatility in the equity markets, Milliman will continue to use the hedging techniques designed to preserve gains in favorable market conditions and reduce losses in adverse market conditions. The Fund’s investment in exchange-traded futures and their resulting costs could limit the upside participation of the Fund in strong, appreciating markets relative to unhedged funds. In situations of extreme market volatility, the short positions held in exchange-traded futures could potentially reduce the Fund’s net economic exposure to equity securities to a substantial degree.

LVIP American Global Growth Allocation Managed Risk Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	lvipt_SupplementTextBlock
LVIP American Global Growth Allocation Managed Risk Fund

(each, a “Fund”, and together, the “Funds”)

Supplement Dated May 2, 2016

to the Prospectus dated May 1, 2016

This Supplement updates certain information in each Fund’s prospectus. You may obtain copies of a Fund’s prospectus or summary prospectus free of charge, upon request, by calling toll-free 1-800-4LINCOLN (454-6265) or at www.lfg.com/lvip.

Please keep this Supplement with your prospectus and other important records.

Revisions to the prospectuses for the Funds:

Effective June 13, 2016, the Fund will have a revised strategy which removes “long futures positions” as part of the Risk Management Strategy.

The following replaces the discussion of the “Risk Management Strategy” under Principal Investment Strategies:

Risk Management Strategy. The Fund’s adviser has retained Milliman Financial Risk Management LLC (“Milliman” or “overlay manager”) as sub-adviser to the Fund to implement the risk management strategy within the parameters stated below. Although up to 20% of the Fund’s net assets may be used by Milliman to implement the risk management strategy, under normal market conditions it is expected that less than 10% of the Fund’s net assets will be used for the strategy. Milliman uses a proprietary volatility forecasting model to manage the assets allocated to this strategy. As part of the risk management strategy, Milliman will invest the portion of the Fund not invested in underlying funds in exchange-traded futures contracts, cash collateral to support these contracts and/or high-quality short-term money market investments.

The risk management strategy consists of using hedging instruments (short positions in exchange-traded futures contracts) to stabilize the Fund’s overall portfolio volatility and reduce the downside exposure of the Fund during significant market downturns. “Volatility” in this context is a statistical measurement of the frequency and level of changes in the Fund’s returns without regard to the direction of those changes. Volatility may result from rapid and dramatic price swings of securities held directly or indirectly by the Fund.

Milliman uses a proprietary model to monitor and forecast volatility and will adjust the level of exchange-traded futures contracts on that basis. Futures contracts can be purchased or sold by the Fund for less than their contract value, allowing an efficient use of Fund assets for the risk management strategy. The risk management strategy is separate and distinct from any riders or features of your insurance contract.

Milliman selects individual futures contracts on equity indices of domestic and foreign markets that it believes are highly correlated to the Fund’s equity exposure. Milliman will primarily sell (short) futures contracts on these indices to decrease the Fund’s aggregate economic exposure to equities (from both underlying funds and exchange-traded futures) based upon Milliman’s evaluation of market volatility and downside equity market risk. Short futures contracts increase in value as equity markets decline. Milliman will seek to hedge currency risks involved in the foreign futures contracts.

Even in periods of low volatility in the equity markets, Milliman will continue to use the hedging techniques designed to preserve gains in favorable market conditions and reduce losses in adverse market conditions. The Fund’s investment in exchange-traded futures and their resulting costs could limit the upside participation of the Fund in strong, appreciating markets relative to unhedged funds. In situations of extreme market volatility, the short positions held in exchange-traded futures could potentially reduce the Fund’s net economic exposure to equity securities to a substantial degree.

LVIP BlackRock Global Allocation V.I. Managed Risk Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	lvipt_SupplementTextBlock
LVIP BlackRock Global Allocation V.I. Managed Risk Fund

(each, a “Fund”, and together, the “Funds”)

Supplement Dated May 2, 2016

to the Prospectus dated May 1, 2016

This Supplement updates certain information in each Fund’s prospectus. You may obtain copies of a Fund’s prospectus or summary prospectus free of charge, upon request, by calling toll-free 1-800-4LINCOLN (454-6265) or at www.lfg.com/lvip.

Please keep this Supplement with your prospectus and other important records.

Revisions to the prospectuses for the Funds:

Effective June 13, 2016, the Fund will have a revised strategy which removes “long futures positions” as part of the Risk Management Strategy.

The following replaces the discussion of the “Risk Management Strategy” under Principal Investment Strategies:

Risk Management Strategy. The Fund’s adviser has retained Milliman Financial Risk Management LLC (“Milliman” or “overlay manager”) as sub-adviser to the Fund to implement the risk management strategy within the parameters stated below. Although up to 20% of the Fund’s net assets may be used by Milliman to implement the risk management strategy, under normal market conditions it is expected that less than 10% of the Fund’s net assets will be used for the strategy. Milliman uses a proprietary volatility forecasting model to manage the assets allocated to this strategy. As part of the risk management strategy, Milliman will invest the portion of the Fund not invested in underlying funds in exchange-traded futures contracts, cash collateral to support these contracts and/or high-quality short-term money market investments.

The risk management strategy consists of using hedging instruments (short positions in exchange-traded futures contracts) to stabilize the Fund’s overall portfolio volatility and reduce the downside exposure of the Fund during significant market downturns. “Volatility” in this context is a statistical measurement of the frequency and level of changes in the Fund’s returns without regard to the direction of those changes. Volatility may result from rapid and dramatic price swings of securities held directly or indirectly by the Fund.

Milliman uses a proprietary model to monitor and forecast volatility and will adjust the level of exchange-traded futures contracts on that basis. Futures contracts can be purchased or sold by the Fund for less than their contract value, allowing an efficient use of Fund assets for the risk management strategy. The risk management strategy is separate and distinct from any riders or features of your insurance contract.

Milliman selects individual futures contracts on equity indices of domestic and foreign markets that it believes are highly correlated to the Fund’s equity exposure. Milliman will primarily sell (short) futures contracts on these indices to decrease the Fund’s aggregate economic exposure to equities (from both underlying funds and exchange-traded futures) based upon Milliman’s evaluation of market volatility and downside equity market risk. Short futures contracts increase in value as equity markets decline. Milliman will seek to hedge currency risks involved in the foreign futures contracts.

Even in periods of low volatility in the equity markets, Milliman will continue to use the hedging techniques designed to preserve gains in favorable market conditions and reduce losses in adverse market conditions. The Fund’s investment in exchange-traded futures and their resulting costs could limit the upside participation of the Fund in strong, appreciating markets relative to unhedged funds. In situations of extreme market volatility, the short positions held in exchange-traded futures could potentially reduce the Fund’s net economic exposure to equity securities to a substantial degree.

LVIP Global Conservative Allocation Managed Risk Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	lvipt_SupplementTextBlock
LVIP Global Conservative Allocation Managed Risk Fund

(each, a “Fund”, and together, the “Funds”)

Supplement Dated May 2, 2016

to the Prospectus dated May 1, 2016

This Supplement updates certain information in each Fund’s prospectus. You may obtain copies of a Fund’s prospectus or summary prospectus free of charge, upon request, by calling toll-free 1-800-4LINCOLN (454-6265) or at www.lfg.com/lvip.

Please keep this Supplement with your prospectus and other important records.

Revisions to the prospectuses for the Funds:

Effective June 13, 2016, the Fund will have a revised strategy which removes “long futures positions” as part of the Risk Management Strategy.

The following replaces the discussion of the “Risk Management Strategy” under Principal Investment Strategies:

Risk Management Strategy. The Fund’s adviser has retained Milliman Financial Risk Management LLC (“Milliman” or “overlay manager”) as sub-adviser to the Fund to implement the risk management strategy within the parameters stated below. Although up to 20% of the Fund’s net assets may be used by Milliman to implement the risk management strategy, under normal market conditions it is expected that less than 10% of the Fund’s net assets will be used for the strategy. Milliman uses a proprietary volatility forecasting model to manage the assets allocated to this strategy. As part of the risk management strategy, Milliman will invest the portion of the Fund not invested in underlying funds in exchange-traded futures contracts, cash collateral to support these contracts and/or high-quality short-term money market investments.

The risk management strategy consists of using hedging instruments (short positions in exchange-traded futures contracts) to stabilize the Fund’s overall portfolio volatility and reduce the downside exposure of the Fund during significant market downturns. “Volatility” in this context is a statistical measurement of the frequency and level of changes in the Fund’s returns without regard to the direction of those changes. Volatility may result from rapid and dramatic price swings of securities held directly or indirectly by the Fund.

Milliman uses a proprietary model to monitor and forecast volatility and will adjust the level of exchange-traded futures contracts on that basis. Futures contracts can be purchased or sold by the Fund for less than their contract value, allowing an efficient use of Fund assets for the risk management strategy. The risk management strategy is separate and distinct from any riders or features of your insurance contract.

Milliman selects individual futures contracts on equity indices of domestic and foreign markets that it believes are highly correlated to the Fund’s equity exposure. Milliman will primarily sell (short) futures contracts on these indices to decrease the Fund’s aggregate economic exposure to equities (from both underlying funds and exchange-traded futures) based upon Milliman’s evaluation of market volatility and downside equity market risk. Short futures contracts increase in value as equity markets decline. Milliman will seek to hedge currency risks involved in the foreign futures contracts.

Even in periods of low volatility in the equity markets, Milliman will continue to use the hedging techniques designed to preserve gains in favorable market conditions and reduce losses in adverse market conditions. The Fund’s investment in exchange-traded futures and their resulting costs could limit the upside participation of the Fund in strong, appreciating markets relative to unhedged funds. In situations of extreme market volatility, the short positions held in exchange-traded futures could potentially reduce the Fund’s net economic exposure to equity securities to a substantial degree.

LVIP Global Growth Allocation Managed Risk Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	lvipt_SupplementTextBlock
LVIP Global Growth Allocation Managed Risk Fund

(each, a “Fund”, and together, the “Funds”)

Supplement Dated May 2, 2016

to the Prospectus dated May 1, 2016

This Supplement updates certain information in each Fund’s prospectus. You may obtain copies of a Fund’s prospectus or summary prospectus free of charge, upon request, by calling toll-free 1-800-4LINCOLN (454-6265) or at www.lfg.com/lvip.

Please keep this Supplement with your prospectus and other important records.

Revisions to the prospectuses for the Funds:

Effective June 13, 2016, the Fund will have a revised strategy which removes “long futures positions” as part of the Risk Management Strategy.

The following replaces the discussion of the “Risk Management Strategy” under Principal Investment Strategies:

Risk Management Strategy. The Fund’s adviser has retained Milliman Financial Risk Management LLC (“Milliman” or “overlay manager”) as sub-adviser to the Fund to implement the risk management strategy within the parameters stated below. Although up to 20% of the Fund’s net assets may be used by Milliman to implement the risk management strategy, under normal market conditions it is expected that less than 10% of the Fund’s net assets will be used for the strategy. Milliman uses a proprietary volatility forecasting model to manage the assets allocated to this strategy. As part of the risk management strategy, Milliman will invest the portion of the Fund not invested in underlying funds in exchange-traded futures contracts, cash collateral to support these contracts and/or high-quality short-term money market investments.

The risk management strategy consists of using hedging instruments (short positions in exchange-traded futures contracts) to stabilize the Fund’s overall portfolio volatility and reduce the downside exposure of the Fund during significant market downturns. “Volatility” in this context is a statistical measurement of the frequency and level of changes in the Fund’s returns without regard to the direction of those changes. Volatility may result from rapid and dramatic price swings of securities held directly or indirectly by the Fund.

Milliman uses a proprietary model to monitor and forecast volatility and will adjust the level of exchange-traded futures contracts on that basis. Futures contracts can be purchased or sold by the Fund for less than their contract value, allowing an efficient use of Fund assets for the risk management strategy. The risk management strategy is separate and distinct from any riders or features of your insurance contract.

Milliman selects individual futures contracts on equity indices of domestic and foreign markets that it believes are highly correlated to the Fund’s equity exposure. Milliman will primarily sell (short) futures contracts on these indices to decrease the Fund’s aggregate economic exposure to equities (from both underlying funds and exchange-traded futures) based upon Milliman’s evaluation of market volatility and downside equity market risk. Short futures contracts increase in value as equity markets decline. Milliman will seek to hedge currency risks involved in the foreign futures contracts.

Even in periods of low volatility in the equity markets, Milliman will continue to use the hedging techniques designed to preserve gains in favorable market conditions and reduce losses in adverse market conditions. The Fund’s investment in exchange-traded futures and their resulting costs could limit the upside participation of the Fund in strong, appreciating markets relative to unhedged funds. In situations of extreme market volatility, the short positions held in exchange-traded futures could potentially reduce the Fund’s net economic exposure to equity securities to a substantial degree.

LVIP Global Moderate Allocation Managed Risk Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	lvipt_SupplementTextBlock
LVIP Global Moderate Allocation Managed Risk Fund

(each, a “Fund”, and together, the “Funds”)

Supplement Dated May 2, 2016

to the Prospectus dated May 1, 2016

This Supplement updates certain information in each Fund’s prospectus. You may obtain copies of a Fund’s prospectus or summary prospectus free of charge, upon request, by calling toll-free 1-800-4LINCOLN (454-6265) or at www.lfg.com/lvip.

Please keep this Supplement with your prospectus and other important records.

Revisions to the prospectuses for the Funds:

Effective June 13, 2016, the Fund will have a revised strategy which removes “long futures positions” as part of the Risk Management Strategy.

The following replaces the discussion of the “Risk Management Strategy” under Principal Investment Strategies:

Risk Management Strategy. The Fund’s adviser has retained Milliman Financial Risk Management LLC (“Milliman” or “overlay manager”) as sub-adviser to the Fund to implement the risk management strategy within the parameters stated below. Although up to 20% of the Fund’s net assets may be used by Milliman to implement the risk management strategy, under normal market conditions it is expected that less than 10% of the Fund’s net assets will be used for the strategy. Milliman uses a proprietary volatility forecasting model to manage the assets allocated to this strategy. As part of the risk management strategy, Milliman will invest the portion of the Fund not invested in underlying funds in exchange-traded futures contracts, cash collateral to support these contracts and/or high-quality short-term money market investments.

The risk management strategy consists of using hedging instruments (short positions in exchange-traded futures contracts) to stabilize the Fund’s overall portfolio volatility and reduce the downside exposure of the Fund during significant market downturns. “Volatility” in this context is a statistical measurement of the frequency and level of changes in the Fund’s returns without regard to the direction of those changes. Volatility may result from rapid and dramatic price swings of securities held directly or indirectly by the Fund.

Milliman uses a proprietary model to monitor and forecast volatility and will adjust the level of exchange-traded futures contracts on that basis. Futures contracts can be purchased or sold by the Fund for less than their contract value, allowing an efficient use of Fund assets for the risk management strategy. The risk management strategy is separate and distinct from any riders or features of your insurance contract.

Milliman selects individual futures contracts on equity indices of domestic and foreign markets that it believes are highly correlated to the Fund’s equity exposure. Milliman will primarily sell (short) futures contracts on these indices to decrease the Fund’s aggregate economic exposure to equities (from both underlying funds and exchange-traded futures) based upon Milliman’s evaluation of market volatility and downside equity market risk. Short futures contracts increase in value as equity markets decline. Milliman will seek to hedge currency risks involved in the foreign futures contracts.

Even in periods of low volatility in the equity markets, Milliman will continue to use the hedging techniques designed to preserve gains in favorable market conditions and reduce losses in adverse market conditions. The Fund’s investment in exchange-traded futures and their resulting costs could limit the upside participation of the Fund in strong, appreciating markets relative to unhedged funds. In situations of extreme market volatility, the short positions held in exchange-traded futures could potentially reduce the Fund’s net economic exposure to equity securities to a substantial degree.

LVIP U.S. Growth Allocation Managed Risk Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	lvipt_SupplementTextBlock
LVIP U.S. Growth Allocation Managed Risk Fund

(each, a “Fund”, and together, the “Funds”)

Supplement Dated May 2, 2016

to the Prospectus dated May 1, 2016

This Supplement updates certain information in each Fund’s prospectus. You may obtain copies of a Fund’s prospectus or summary prospectus free of charge, upon request, by calling toll-free 1-800-4LINCOLN (454-6265) or at www.lfg.com/lvip.

Please keep this Supplement with your prospectus and other important records.

Revisions to the prospectuses for the Funds:

Effective June 13, 2016, the Fund will have a revised strategy which removes “long futures positions” as part of the Risk Management Strategy.

The following replaces the discussion of the “Risk Management Strategy” under Principal Investment Strategies:

Risk Management Strategy. The Fund’s adviser has retained Milliman Financial Risk Management LLC (“Milliman” or “overlay manager”) as sub-adviser to the Fund to implement the risk management strategy within the parameters stated below. Although up to 20% of the Fund’s net assets may be used by Milliman to implement the risk management strategy, under normal market conditions it is expected that less than 10% of the Fund’s net assets will be used for the strategy. Milliman uses a proprietary volatility forecasting model to manage the assets allocated to this strategy. As part of the risk management strategy, Milliman will invest the portion of the Fund not invested in underlying funds in exchange-traded futures contracts, cash collateral to support these contracts and/or high-quality short-term money market investments.

The risk management strategy consists of using hedging instruments (short positions in exchange-traded futures contracts) to stabilize the Fund’s overall portfolio volatility and reduce the downside exposure of the Fund during significant market downturns. “Volatility” in this context is a statistical measurement of the frequency and level of changes in the Fund’s returns without regard to the direction of those changes. Volatility may result from rapid and dramatic price swings of securities held directly or indirectly by the Fund.

Milliman uses a proprietary model to monitor and forecast volatility and will adjust the level of exchange-traded futures contracts on that basis. Futures contracts can be purchased or sold by the Fund for less than their contract value, allowing an efficient use of Fund assets for the risk management strategy. The risk management strategy is separate and distinct from any riders or features of your insurance contract.

Milliman selects individual futures contracts on equity indices of domestic and foreign markets that it believes are highly correlated to the Fund’s equity exposure. Milliman will primarily sell (short) futures contracts on these indices to decrease the Fund’s aggregate economic exposure to equities (from both underlying funds and exchange-traded futures) based upon Milliman’s evaluation of market volatility and downside equity market risk. Short futures contracts increase in value as equity markets decline. Milliman will seek to hedge currency risks involved in the foreign futures contracts.

Even in periods of low volatility in the equity markets, Milliman will continue to use the hedging techniques designed to preserve gains in favorable market conditions and reduce losses in adverse market conditions. The Fund’s investment in exchange-traded futures and their resulting costs could limit the upside participation of the Fund in strong, appreciating markets relative to unhedged funds. In situations of extreme market volatility, the short positions held in exchange-traded futures could potentially reduce the Fund’s net economic exposure to equity securities to a substantial degree.

LVIP Managed Risk Profile 2010 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	lvipt_SupplementTextBlock
LVIP Managed Risk Profile 2010 Fund

(each, a “Fund”, and together, the “Funds”)

Supplement Dated May 2, 2016

to the Prospectus dated May 1, 2016

This Supplement updates certain information in each Fund’s prospectus. You may obtain copies of a Fund’s prospectus or summary prospectus free of charge, upon request, by calling toll-free 1-800-4LINCOLN (454-6265) or at www.lfg.com/lvip.

Please keep this Supplement with your prospectus and other important records.

Revisions to the prospectuses for the Funds:

Effective June 13, 2016, the Fund will have a revised strategy which removes “long futures positions” as part of the Risk Management Strategy.

The following replaces the discussion of the “Risk Management Strategy” under Principal Investment Strategies:

Risk Management Strategy. The Fund’s adviser has retained Milliman Financial Risk Management LLC (“Milliman” or “overlay manager”) as sub-adviser to the Fund to implement the risk management strategy within the parameters stated below. Although up to 20% of the Fund’s net assets may be used by Milliman to implement the risk management strategy, under normal market conditions it is expected that less than 10% of the Fund’s net assets will be used for the strategy. Milliman uses a proprietary volatility forecasting model to manage the assets allocated to this strategy. As part of the risk management strategy, Milliman will invest the portion of the Fund not invested in underlying funds in exchange-traded futures contracts, cash collateral to support these contracts and/or high-quality short-term money market investments.

The risk management strategy consists of using hedging instruments (short positions in exchange-traded futures contracts) to stabilize the Fund’s overall portfolio volatility and reduce the downside exposure of the Fund during significant market downturns. “Volatility” in this context is a statistical measurement of the frequency and level of changes in the Fund’s returns without regard to the direction of those changes. Volatility may result from rapid and dramatic price swings of securities held directly or indirectly by the Fund. The Fund’s volatility strategy will adjust over time in relation to the target date. The strategy would allow for more volatility of the Fund’s returns the further the Fund is from the Fund’s target date, but seeks to more tightly control the volatility of the Fund’s returns as the investor reaches retirement and as the investor ages.

Milliman uses a proprietary model to monitor and forecast volatility and will adjust the level of exchange-traded futures contracts on that basis. Futures contracts can be purchased or sold by the Fund for less than their contract value, allowing an efficient use of Fund assets for the risk management strategy. The risk management strategy is separate and distinct from any riders or features of your insurance contract.

Milliman selects individual futures contracts on equity indices of domestic and foreign markets that it believes are highly correlated to the Fund’s equity exposure. Milliman will primarily sell (short) futures contracts on these indices to decrease the Fund’s aggregate economic exposure to equities (from both underlying funds and exchange-traded futures) based upon Milliman’s evaluation of market volatility and downside equity market risk. Short futures contracts increase in value as equity markets decline. Milliman will seek to hedge currency risks involved in the foreign futures contracts.

Even in periods of low volatility in the equity markets, Milliman will continue to use the hedging techniques designed to preserve gains in favorable market conditions and reduce losses in adverse market conditions. The Fund’s investment in exchange-traded futures and their resulting costs could limit the upside participation of the Fund in strong, appreciating markets relative to unhedged funds. In situations of extreme market volatility, the short positions held in exchange-traded futures could potentially reduce the Fund’s net economic exposure to equity securities to a substantial degree.

LVIP Managed Risk Profile 2020 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	lvipt_SupplementTextBlock
LVIP Managed Risk Profile 2020 Fund

(each, a “Fund”, and together, the “Funds”)

Supplement Dated May 2, 2016

to the Prospectus dated May 1, 2016

This Supplement updates certain information in each Fund’s prospectus. You may obtain copies of a Fund’s prospectus or summary prospectus free of charge, upon request, by calling toll-free 1-800-4LINCOLN (454-6265) or at www.lfg.com/lvip.

Please keep this Supplement with your prospectus and other important records.

Revisions to the prospectuses for the Funds:

Effective June 13, 2016, the Fund will have a revised strategy which removes “long futures positions” as part of the Risk Management Strategy.

The following replaces the discussion of the “Risk Management Strategy” under Principal Investment Strategies:

Risk Management Strategy. The Fund’s adviser has retained Milliman Financial Risk Management LLC (“Milliman” or “overlay manager”) as sub-adviser to the Fund to implement the risk management strategy within the parameters stated below. Although up to 20% of the Fund’s net assets may be used by Milliman to implement the risk management strategy, under normal market conditions it is expected that less than 10% of the Fund’s net assets will be used for the strategy. Milliman uses a proprietary volatility forecasting model to manage the assets allocated to this strategy. As part of the risk management strategy, Milliman will invest the portion of the Fund not invested in underlying funds in exchange-traded futures contracts, cash collateral to support these contracts and/or high-quality short-term money market investments.

The risk management strategy consists of using hedging instruments (short positions in exchange-traded futures contracts) to stabilize the Fund’s overall portfolio volatility and reduce the downside exposure of the Fund during significant market downturns. “Volatility” in this context is a statistical measurement of the frequency and level of changes in the Fund’s returns without regard to the direction of those changes. Volatility may result from rapid and dramatic price swings of securities held directly or indirectly by the Fund. The Fund’s volatility strategy will adjust over time in relation to the target date. The strategy would allow for more volatility of the Fund’s returns the further the Fund is from the Fund’s target date, but seeks to more tightly control the volatility of the Fund’s returns as the investor reaches retirement and as the investor ages.

Milliman uses a proprietary model to monitor and forecast volatility and will adjust the level of exchange-traded futures contracts on that basis. Futures contracts can be purchased or sold by the Fund for less than their contract value, allowing an efficient use of Fund assets for the risk management strategy. The risk management strategy is separate and distinct from any riders or features of your insurance contract.

Milliman selects individual futures contracts on equity indices of domestic and foreign markets that it believes are highly correlated to the Fund’s equity exposure. Milliman will primarily sell (short) futures contracts on these indices to decrease the Fund’s aggregate economic exposure to equities (from both underlying funds and exchange-traded futures) based upon Milliman’s evaluation of market volatility and downside equity market risk. Short futures contracts increase in value as equity markets decline. Milliman will seek to hedge currency risks involved in the foreign futures contracts.

Even in periods of low volatility in the equity markets, Milliman will continue to use the hedging techniques designed to preserve gains in favorable market conditions and reduce losses in adverse market conditions. The Fund’s investment in exchange-traded futures and their resulting costs could limit the upside participation of the Fund in strong, appreciating markets relative to unhedged funds. In situations of extreme market volatility, the short positions held in exchange-traded futures could potentially reduce the Fund’s net economic exposure to equity securities to a substantial degree.

LVIP Managed Risk Profile 2030 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	lvipt_SupplementTextBlock
LVIP Managed Risk Profile 2030 Fund

(each, a “Fund”, and together, the “Funds”)

Supplement Dated May 2, 2016

to the Prospectus dated May 1, 2016

This Supplement updates certain information in each Fund’s prospectus. You may obtain copies of a Fund’s prospectus or summary prospectus free of charge, upon request, by calling toll-free 1-800-4LINCOLN (454-6265) or at www.lfg.com/lvip.

Please keep this Supplement with your prospectus and other important records.

Revisions to the prospectuses for the Funds:

Effective June 13, 2016, the Fund will have a revised strategy which removes “long futures positions” as part of the Risk Management Strategy.

The following replaces the discussion of the “Risk Management Strategy” under Principal Investment Strategies:

Risk Management Strategy. The Fund’s adviser has retained Milliman Financial Risk Management LLC (“Milliman” or “overlay manager”) as sub-adviser to the Fund to implement the risk management strategy within the parameters stated below. Although up to 20% of the Fund’s net assets may be used by Milliman to implement the risk management strategy, under normal market conditions it is expected that less than 10% of the Fund’s net assets will be used for the strategy. Milliman uses a proprietary volatility forecasting model to manage the assets allocated to this strategy. As part of the risk management strategy, Milliman will invest the portion of the Fund not invested in underlying funds in exchange-traded futures contracts, cash collateral to support these contracts and/or high-quality short-term money market investments.

The risk management strategy consists of using hedging instruments (short positions in exchange-traded futures contracts) to stabilize the Fund’s overall portfolio volatility and reduce the downside exposure of the Fund during significant market downturns. “Volatility” in this context is a statistical measurement of the frequency and level of changes in the Fund’s returns without regard to the direction of those changes. Volatility may result from rapid and dramatic price swings of securities held directly or indirectly by the Fund. The Fund’s volatility strategy will adjust over time in relation to the target date. The strategy would allow for more volatility of the Fund’s returns the further the Fund is from the Fund’s target date, but seeks to more tightly control the volatility of the Fund’s returns as the investor reaches retirement and as the investor ages.

Milliman uses a proprietary model to monitor and forecast volatility and will adjust the level of exchange-traded futures contracts on that basis. Futures contracts can be purchased or sold by the Fund for less than their contract value, allowing an efficient use of Fund assets for the risk management strategy. The risk management strategy is separate and distinct from any riders or features of your insurance contract.

Milliman selects individual futures contracts on equity indices of domestic and foreign markets that it believes are highly correlated to the Fund’s equity exposure. Milliman will primarily sell (short) futures contracts on these indices to decrease the Fund’s aggregate economic exposure to equities (from both underlying funds and exchange-traded futures) based upon Milliman’s evaluation of market volatility and downside equity market risk. Short futures contracts increase in value as equity markets decline. Milliman will seek to hedge currency risks involved in the foreign futures contracts.

Even in periods of low volatility in the equity markets, Milliman will continue to use the hedging techniques designed to preserve gains in favorable market conditions and reduce losses in adverse market conditions. The Fund’s investment in exchange-traded futures and their resulting costs could limit the upside participation of the Fund in strong, appreciating markets relative to unhedged funds. In situations of extreme market volatility, the short positions held in exchange-traded futures could potentially reduce the Fund’s net economic exposure to equity securities to a substantial degree.

LVIP Managed Risk Profile 2040 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	lvipt_SupplementTextBlock
LVIP Managed Risk Profile 2040 Fund

(each, a “Fund”, and together, the “Funds”)

Supplement Dated May 2, 2016

to the Prospectus dated May 1, 2016

This Supplement updates certain information in each Fund’s prospectus. You may obtain copies of a Fund’s prospectus or summary prospectus free of charge, upon request, by calling toll-free 1-800-4LINCOLN (454-6265) or at www.lfg.com/lvip.

Please keep this Supplement with your prospectus and other important records.

Revisions to the prospectuses for the Funds:

Effective June 13, 2016, the Fund will have a revised strategy which removes “long futures positions” as part of the Risk Management Strategy.

The following replaces the discussion of the “Risk Management Strategy” under Principal Investment Strategies:

Risk Management Strategy. The Fund’s adviser has retained Milliman Financial Risk Management LLC (“Milliman” or “overlay manager”) as sub-adviser to the Fund to implement the risk management strategy within the parameters stated below. Although up to 20% of the Fund’s net assets may be used by Milliman to implement the risk management strategy, under normal market conditions it is expected that less than 10% of the Fund’s net assets will be used for the strategy. Milliman uses a proprietary volatility forecasting model to manage the assets allocated to this strategy. As part of the risk management strategy, Milliman will invest the portion of the Fund not invested in underlying funds in exchange-traded futures contracts, cash collateral to support these contracts and/or high-quality short-term money market investments.

The risk management strategy consists of using hedging instruments (short positions in exchange-traded futures contracts) to stabilize the Fund’s overall portfolio volatility and reduce the downside exposure of the Fund during significant market downturns. “Volatility” in this context is a statistical measurement of the frequency and level of changes in the Fund’s returns without regard to the direction of those changes. Volatility may result from rapid and dramatic price swings of securities held directly or indirectly by the Fund. The Fund’s volatility strategy will adjust over time in relation to the target date. The strategy would allow for more volatility of the Fund’s returns the further the Fund is from the Fund’s target date, but seeks to more tightly control the volatility of the Fund’s returns as the investor reaches retirement and as the investor ages.

Milliman uses a proprietary model to monitor and forecast volatility and will adjust the level of exchange-traded futures contracts on that basis. Futures contracts can be purchased or sold by the Fund for less than their contract value, allowing an efficient use of Fund assets for the risk management strategy. The risk management strategy is separate and distinct from any riders or features of your insurance contract.

Milliman selects individual futures contracts on equity indices of domestic and foreign markets that it believes are highly correlated to the Fund’s equity exposure. Milliman will primarily sell (short) futures contracts on these indices to decrease the Fund’s aggregate economic exposure to equities (from both underlying funds and exchange-traded futures) based upon Milliman’s evaluation of market volatility and downside equity market risk. Short futures contracts increase in value as equity markets decline. Milliman will seek to hedge currency risks involved in the foreign futures contracts.

Even in periods of low volatility in the equity markets, Milliman will continue to use the hedging techniques designed to preserve gains in favorable market conditions and reduce losses in adverse market conditions. The Fund’s investment in exchange-traded futures and their resulting costs could limit the upside participation of the Fund in strong, appreciating markets relative to unhedged funds. In situations of extreme market volatility, the short positions held in exchange-traded futures could potentially reduce the Fund’s net economic exposure to equity securities to a substantial degree.

LVIP Managed Risk Profile 2050 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	lvipt_SupplementTextBlock
LVIP Managed Risk Profile 2050 Fund

(each, a “Fund”, and together, the “Funds”)

Supplement Dated May 2, 2016

to the Prospectus dated May 1, 2016

This Supplement updates certain information in each Fund’s prospectus. You may obtain copies of a Fund’s prospectus or summary prospectus free of charge, upon request, by calling toll-free 1-800-4LINCOLN (454-6265) or at www.lfg.com/lvip.

Please keep this Supplement with your prospectus and other important records.

Revisions to the prospectuses for the Funds:

Effective June 13, 2016, the Fund will have a revised strategy which removes “long futures positions” as part of the Risk Management Strategy.

The following replaces the discussion of the “Risk Management Strategy” under Principal Investment Strategies:

Risk Management Strategy. The Fund’s adviser has retained Milliman Financial Risk Management LLC (“Milliman” or “overlay manager”) as sub-adviser to the Fund to implement the risk management strategy within the parameters stated below. Although up to 20% of the Fund’s net assets may be used by Milliman to implement the risk management strategy, under normal market conditions it is expected that less than 10% of the Fund’s net assets will be used for the strategy. Milliman uses a proprietary volatility forecasting model to manage the assets allocated to this strategy. As part of the risk management strategy, Milliman will invest the portion of the Fund not invested in underlying funds in exchange-traded futures contracts, cash collateral to support these contracts and/or high-quality short-term money market investments.

The risk management strategy consists of using hedging instruments (short positions in exchange-traded futures contracts) to stabilize the Fund’s overall portfolio volatility and reduce the downside exposure of the Fund during significant market downturns. “Volatility” in this context is a statistical measurement of the frequency and level of changes in the Fund’s returns without regard to the direction of those changes. Volatility may result from rapid and dramatic price swings of securities held directly or indirectly by the Fund. The Fund’s volatility strategy will adjust over time in relation to the target date. The strategy would allow for more volatility of the Fund’s returns the further the Fund is from the Fund’s target date, but seeks to more tightly control the volatility of the Fund’s returns as the investor reaches retirement and as the investor ages.

Milliman uses a proprietary model to monitor and forecast volatility and will adjust the level of exchange-traded futures contracts on that basis. Futures contracts can be purchased or sold by the Fund for less than their contract value, allowing an efficient use of Fund assets for the risk management strategy. The risk management strategy is separate and distinct from any riders or features of your insurance contract.

Milliman selects individual futures contracts on equity indices of domestic and foreign markets that it believes are highly correlated to the Fund’s equity exposure. Milliman will primarily sell (short) futures contracts on these indices to decrease the Fund’s aggregate economic exposure to equities (from both underlying funds and exchange-traded futures) based upon Milliman’s evaluation of market volatility and downside equity market risk. Short futures contracts increase in value as equity markets decline. Milliman will seek to hedge currency risks involved in the foreign futures contracts.

Even in periods of low volatility in the equity markets, Milliman will continue to use the hedging techniques designed to preserve gains in favorable market conditions and reduce losses in adverse market conditions. The Fund’s investment in exchange-traded futures and their resulting costs could limit the upside participation of the Fund in strong, appreciating markets relative to unhedged funds. In situations of extreme market volatility, the short positions held in exchange-traded futures could potentially reduce the Fund’s net economic exposure to equity securities to a substantial degree.

LVIP BlackRock Emerging Markets Managed Volatility Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	lvipt_SupplementTextBlock
LVIP BlackRock Emerging Markets Managed Volatility Fund

(each, a “Fund”, and together, the “Funds”)

Supplement Dated May 2, 2016

to the Prospectus dated May 1, 2016

This Supplement updates certain information in each Fund’s prospectus. You may obtain copies of the Funds’ prospectuses or summary prospectuses free of charge, upon request, by calling toll-free 1-800-4LINCOLN (454-6265) or at www.lfg.com/lvip.

Please keep this Supplement with your prospectus and other important records.

Revisions to the prospectus for the Funds:

Effective June 13, 2016, the Fund will have a revised strategy which changes the use of long futures positions as part of the Managed Volatility Strategy.

The following replaces the discussion of the “Managed Volatility Strategy” under Principal Investment Strategies:

Managed Volatility Strategy. The Fund’s adviser has retained SSGA Funds Management, Inc. (“SSGA FM” or “overlay manager”) as sub-adviser to the Fund to implement the managed volatility strategy within the parameters stated below. This managed volatility strategy consists of selling (short) positions in exchange-traded futures contracts to manage overall portfolio volatility and seek to reduce the impact on the Fund’s portfolio of significant market downturns during periods of high volatility. SSGA FM selects individual futures contracts on equity indices of domestic and foreign markets that it believes are highly correlated to the Fund’s equity exposure. Although up to 20% of the Fund’s net assets may be used by SSGA FM to implement the managed volatility strategy, under normal market conditions it is expected that less than 10% of the Fund’s net assets will be used for the strategy. SSGA FM uses a proprietary volatility forecasting model to manage the assets allocated to this strategy. The managed volatility strategy is separate and distinct from any riders or features of your insurance contract.

A futures contract is an agreement between two parties to buy or sell a financial instrument for a set price on a future date. A “short position” would represent a contractual obligation to sell an equity index at a future date at a particular price. In contrast, a “long position” would represent a contractual obligation to buy an equity index at a future date at a particular price. A short position is generally used to protect against the possible decline in value of financial instruments.

SSGA FM will regularly adjust the level of exchange-traded futures contracts to seek to manage the overall net risk level, i.e., volatility. “Volatility” in this context means variance in the Fund’s investment returns. SSGA FM’s investment in exchange-traded futures and their resulting costs could limit the upside participation of the Fund in strong appreciating markets relative to un-hedged funds. In situations of extreme market volatility, the exchange-traded futures could potentially reduce the Fund’s net economic exposure to equity securities to a substantial degree. The amount of exchange-traded futures may fluctuate frequently based upon market conditions.

SSGA FM may take a long position in futures for the purpose of providing an equity exposure generally comparable to the holdings of cash. This allows the Fund to be fully invested in the market by turning cash into an equity position while still maintaining the liquidity provided by the cash. The Investment Company Act of 1940 (the “1940 Act”) and the rules and interpretations under the 1940 Act impose certain limitations on the Fund’s ability to use leverage.

LVIP BlackRock Dividend Value Managed Volatility Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	lvipt_SupplementTextBlock
LVIP BlackRock Dividend Value Managed Volatility Fund

(each, a “Fund”, and together, the “Funds”)

Supplement Dated May 2, 2016

to the Prospectus dated May 1, 2016

This Supplement updates certain information in each Fund’s prospectus. You may obtain copies of the Funds’ prospectuses or summary prospectuses free of charge, upon request, by calling toll-free 1-800-4LINCOLN (454-6265) or at www.lfg.com/lvip.

Please keep this Supplement with your prospectus and other important records.

Revisions to the prospectus for the Funds:

Effective June 13, 2016, the Fund will have a revised strategy which changes the use of long futures positions as part of the Managed Volatility Strategy.

The following replaces the discussion of the “Managed Volatility Strategy” under Principal Investment Strategies:

Managed Volatility Strategy. The Fund’s adviser has retained SSGA Funds Management, Inc. (“SSGA FM” or “overlay manager”) as sub-adviser to the Fund to implement the managed volatility strategy within the parameters stated below. This managed volatility strategy consists of selling (short) positions in exchange-traded futures contracts to manage overall portfolio volatility and seek to reduce the impact on the Fund’s portfolio of significant market downturns during periods of high volatility. SSGA FM selects individual futures contracts on equity indices of domestic and foreign markets that it believes are highly correlated to the Fund’s equity exposure. Although up to 20% of the Fund’s net assets may be used by SSGA FM to implement the managed volatility strategy, under normal market conditions it is expected that less than 10% of the Fund’s net assets will be used for the strategy. SSGA FM uses a proprietary volatility forecasting model to manage the assets allocated to this strategy. The managed volatility strategy is separate and distinct from any riders or features of your insurance contract.

A futures contract is an agreement between two parties to buy or sell a financial instrument for a set price on a future date. A “short position” would represent a contractual obligation to sell an equity index at a future date at a particular price. In contrast, a “long position” would represent a contractual obligation to buy an equity index at a future date at a particular price. A short position is generally used to protect against the possible decline in value of financial instruments.

SSGA FM will regularly adjust the level of exchange-traded futures contracts to seek to manage the overall net risk level, i.e., volatility. “Volatility” in this context means variance in the Fund’s investment returns. SSGA FM’s investment in exchange-traded futures and their resulting costs could limit the upside participation of the Fund in strong appreciating markets relative to un-hedged funds. In situations of extreme market volatility, the exchange-traded futures could potentially reduce the Fund’s net economic exposure to equity securities to a substantial degree. The amount of exchange-traded futures may fluctuate frequently based upon market conditions.

SSGA FM may take a long position in futures for the purpose of providing an equity exposure generally comparable to the holdings of cash. This allows the Fund to be fully invested in the market by turning cash into an equity position while still maintaining the liquidity provided by the cash. The Investment Company Act of 1940 (the “1940 Act”) and the rules and interpretations under the 1940 Act impose certain limitations on the Fund’s ability to use leverage.

LVIP BlackRock U.S. Opportunities Managed Volatility Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	lvipt_SupplementTextBlock
LVIP BlackRock U.S. Opportunities Managed Volatility Fund

(each, a “Fund”, and together, the “Funds”)

Supplement Dated May 2, 2016

to the Prospectus dated May 1, 2016

This Supplement updates certain information in each Fund’s prospectus. You may obtain copies of the Funds’ prospectuses or summary prospectuses free of charge, upon request, by calling toll-free 1-800-4LINCOLN (454-6265) or at www.lfg.com/lvip.

Please keep this Supplement with your prospectus and other important records.

Revisions to the prospectus for the Funds:

Effective June 13, 2016, the Fund will have a revised strategy which changes the use of long futures positions as part of the Managed Volatility Strategy.

The following replaces the discussion of the “Managed Volatility Strategy” under Principal Investment Strategies:

Managed Volatility Strategy. The Fund’s adviser has retained SSGA Funds Management, Inc. (“SSGA FM” or “overlay manager”) as sub-adviser to the Fund to implement the managed volatility strategy within the parameters stated below. This managed volatility strategy consists of selling (short) positions in exchange-traded futures contracts to manage overall portfolio volatility and seek to reduce the impact on the Fund’s portfolio of significant market downturns during periods of high volatility. SSGA FM selects individual futures contracts on equity indices of domestic and foreign markets that it believes are highly correlated to the Fund’s equity exposure. Although up to 20% of the Fund’s net assets may be used by SSGA FM to implement the managed volatility strategy, under normal market conditions it is expected that less than 10% of the Fund’s net assets will be used for the strategy. SSGA FM uses a proprietary volatility forecasting model to manage the assets allocated to this strategy. The managed volatility strategy is separate and distinct from any riders or features of your insurance contract.

A futures contract is an agreement between two parties to buy or sell a financial instrument for a set price on a future date. A “short position” would represent a contractual obligation to sell an equity index at a future date at a particular price. In contrast, a “long position” would represent a contractual obligation to buy an equity index at a future date at a particular price. A short position is generally used to protect against the possible decline in value of financial instruments.

SSGA FM will regularly adjust the level of exchange-traded futures contracts to seek to manage the overall net risk level, i.e., volatility. “Volatility” in this context means variance in the Fund’s investment returns. SSGA FM’s investment in exchange-traded futures and their resulting costs could limit the upside participation of the Fund in strong appreciating markets relative to un-hedged funds. In situations of extreme market volatility, the exchange-traded futures could potentially reduce the Fund’s net economic exposure to equity securities to a substantial degree. The amount of exchange-traded futures may fluctuate frequently based upon market conditions.

SSGA FM may take a long position in futures for the purpose of providing an equity exposure generally comparable to the holdings of cash. This allows the Fund to be fully invested in the market by turning cash into an equity position while still maintaining the liquidity provided by the cash. The Investment Company Act of 1940 (the “1940 Act”) and the rules and interpretations under the 1940 Act impose certain limitations on the Fund’s ability to use leverage.

LVIP Blended Core Equity Managed Volatility Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	lvipt_SupplementTextBlock
LVIP Blended Core Equity Managed Volatility Fund

(each, a “Fund”, and together, the “Funds”)

Supplement Dated May 2, 2016

to the Prospectus dated May 1, 2016

This Supplement updates certain information in each Fund’s prospectus. You may obtain copies of the Funds’ prospectuses or summary prospectuses free of charge, upon request, by calling toll-free 1-800-4LINCOLN (454-6265) or at www.lfg.com/lvip.

Please keep this Supplement with your prospectus and other important records.

Revisions to the prospectus for the Funds:

Effective June 13, 2016, the Fund will have a revised strategy which changes the use of long futures positions as part of the Managed Volatility Strategy.

The following replaces the discussion of the “Managed Volatility Strategy” under Principal Investment Strategies:

Managed Volatility Strategy. The Fund’s adviser has retained SSGA Funds Management, Inc. (“SSGA FM” or “overlay manager”) as sub-adviser to the Fund to implement the managed volatility strategy within the parameters stated below. This managed volatility strategy consists of selling (short) positions in exchange-traded futures contracts to manage overall portfolio volatility and seek to reduce the impact on the Fund’s portfolio of significant market downturns during periods of high volatility. SSGA FM selects individual futures contracts on equity indices of domestic and foreign markets that it believes are highly correlated to the Fund’s equity exposure. Although up to 20% of the Fund’s net assets may be used by SSGA FM to implement the managed volatility strategy, under normal market conditions it is expected that less than 10% of the Fund’s net assets will be used for the strategy. SSGA FM uses a proprietary volatility forecasting model to manage the assets allocated to this strategy. The managed volatility strategy is separate and distinct from any riders or features of your insurance contract.

A futures contract is an agreement between two parties to buy or sell a financial instrument for a set price on a future date. A “short position” would represent a contractual obligation to sell an equity index at a future date at a particular price. In contrast, a “long position” would represent a contractual obligation to buy an equity index at a future date at a particular price. A short position is generally used to protect against the possible decline in value of financial instruments.

SSGA FM will regularly adjust the level of exchange-traded futures contracts to seek to manage the overall net risk level, i.e., volatility. “Volatility” in this context means variance in the Fund’s investment returns. SSGA FM’s investment in exchange-traded futures and their resulting costs could limit the upside participation of the Fund in strong appreciating markets relative to un-hedged funds. In situations of extreme market volatility, the exchange-traded futures could potentially reduce the Fund’s net economic exposure to equity securities to a substantial degree. The amount of exchange-traded futures may fluctuate frequently based upon market conditions.

SSGA FM may take a long position in futures for the purpose of providing an equity exposure generally comparable to the holdings of cash. This allows the Fund to be fully invested in the market by turning cash into an equity position while still maintaining the liquidity provided by the cash. The Investment Company Act of 1940 (the “1940 Act”) and the rules and interpretations under the 1940 Act impose certain limitations on the Fund’s ability to use leverage.

LVIP Blended Large Cap Growth Managed Volatility Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	lvipt_SupplementTextBlock
LVIP Blended Large Cap Growth Managed Volatility Fund

(each, a “Fund”, and together, the “Funds”)

Supplement Dated May 2, 2016

to the Prospectus dated May 1, 2016

This Supplement updates certain information in each Fund’s prospectus. You may obtain copies of the Funds’ prospectuses or summary prospectuses free of charge, upon request, by calling toll-free 1-800-4LINCOLN (454-6265) or at www.lfg.com/lvip.

Please keep this Supplement with your prospectus and other important records.

Revisions to the prospectus for the Funds:

Effective June 13, 2016, the Fund will have a revised strategy which changes the use of long futures positions as part of the Managed Volatility Strategy.

The following replaces the discussion of the “Managed Volatility Strategy” under Principal Investment Strategies:

Managed Volatility Strategy. The Fund’s adviser has retained SSGA Funds Management, Inc. (“SSGA FM” or “overlay manager”) as sub-adviser to the Fund to implement the managed volatility strategy within the parameters stated below. This managed volatility strategy consists of selling (short) positions in exchange-traded futures contracts to manage overall portfolio volatility and seek to reduce the impact on the Fund’s portfolio of significant market downturns during periods of high volatility. SSGA FM selects individual futures contracts on equity indices of domestic and foreign markets that it believes are highly correlated to the Fund’s equity exposure. Although up to 20% of the Fund’s net assets may be used by SSGA FM to implement the managed volatility strategy, under normal market conditions it is expected that less than 10% of the Fund’s net assets will be used for the strategy. SSGA FM uses a proprietary volatility forecasting model to manage the assets allocated to this strategy. The managed volatility strategy is separate and distinct from any riders or features of your insurance contract.

A futures contract is an agreement between two parties to buy or sell a financial instrument for a set price on a future date. A “short position” would represent a contractual obligation to sell an equity index at a future date at a particular price. In contrast, a “long position” would represent a contractual obligation to buy an equity index at a future date at a particular price. A short position is generally used to protect against the possible decline in value of financial instruments.

SSGA FM will regularly adjust the level of exchange-traded futures contracts to seek to manage the overall net risk level, i.e., volatility. “Volatility” in this context means variance in the Fund’s investment returns. SSGA FM’s investment in exchange-traded futures and their resulting costs could limit the upside participation of the Fund in strong appreciating markets relative to un-hedged funds. In situations of extreme market volatility, the exchange-traded futures could potentially reduce the Fund’s net economic exposure to equity securities to a substantial degree. The amount of exchange-traded futures may fluctuate frequently based upon market conditions.

SSGA FM may take a long position in futures for the purpose of providing an equity exposure generally comparable to the holdings of cash. This allows the Fund to be fully invested in the market by turning cash into an equity position while still maintaining the liquidity provided by the cash. The Investment Company Act of 1940 (the “1940 Act”) and the rules and interpretations under the 1940 Act impose certain limitations on the Fund’s ability to use leverage.

LVIP Blended Mid Cap Managed Volatility Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	lvipt_SupplementTextBlock
LVIP Blended Mid Cap Managed Volatility Fund

(each, a “Fund”, and together, the “Funds”)

Supplement Dated May 2, 2016

to the Prospectus dated May 1, 2016

This Supplement updates certain information in each Fund’s prospectus. You may obtain copies of the Funds’ prospectuses or summary prospectuses free of charge, upon request, by calling toll-free 1-800-4LINCOLN (454-6265) or at www.lfg.com/lvip.

Please keep this Supplement with your prospectus and other important records.

Revisions to the prospectus for the Funds:

Effective June 13, 2016, the Fund will have a revised strategy which changes the use of long futures positions as part of the Managed Volatility Strategy.

The following replaces the discussion of the “Managed Volatility Strategy” under Principal Investment Strategies:

Managed Volatility Strategy. The Fund’s adviser has retained SSGA Funds Management, Inc. (“SSGA FM” or “overlay manager”) as sub-adviser to the Fund to implement the managed volatility strategy within the parameters stated below. This managed volatility strategy consists of selling (short) positions in exchange-traded futures contracts to manage overall portfolio volatility and seek to reduce the impact on the Fund’s portfolio of significant market downturns during periods of high volatility. SSGA FM selects individual futures contracts on equity indices of domestic and foreign markets that it believes are highly correlated to the Fund’s equity exposure. Although up to 20% of the Fund’s net assets may be used by SSGA FM to implement the managed volatility strategy, under normal market conditions it is expected that less than 10% of the Fund’s net assets will be used for the strategy. SSGA FM uses a proprietary volatility forecasting model to manage the assets allocated to this strategy. The managed volatility strategy is separate and distinct from any riders or features of your insurance contract.

A futures contract is an agreement between two parties to buy or sell a financial instrument for a set price on a future date. A “short position” would represent a contractual obligation to sell an equity index at a future date at a particular price. In contrast, a “long position” would represent a contractual obligation to buy an equity index at a future date at a particular price. A short position is generally used to protect against the possible decline in value of financial instruments.

SSGA FM will regularly adjust the level of exchange-traded futures contracts to seek to manage the overall net risk level, i.e., volatility. “Volatility” in this context means variance in the Fund’s investment returns. SSGA FM’s investment in exchange-traded futures and their resulting costs could limit the upside participation of the Fund in strong appreciating markets relative to un-hedged funds. In situations of extreme market volatility, the exchange-traded futures could potentially reduce the Fund’s net economic exposure to equity securities to a substantial degree. The amount of exchange-traded futures may fluctuate frequently based upon market conditions.

SSGA FM may take a long position in futures for the purpose of providing an equity exposure generally comparable to the holdings of cash. This allows the Fund to be fully invested in the market by turning cash into an equity position while still maintaining the liquidity provided by the cash. The Investment Company Act of 1940 (the “1940 Act”) and the rules and interpretations under the 1940 Act impose certain limitations on the Fund’s ability to use leverage.

LVIP ClearBridge Large Cap Managed Volatility Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	lvipt_SupplementTextBlock
LVIP ClearBridge Large Cap Managed Volatility Fund

(each, a “Fund”, and together, the “Funds”)

Supplement Dated May 2, 2016

to the Prospectus dated May 1, 2016

This Supplement updates certain information in each Fund’s prospectus. You may obtain copies of the Funds’ prospectuses or summary prospectuses free of charge, upon request, by calling toll-free 1-800-4LINCOLN (454-6265) or at www.lfg.com/lvip.

Please keep this Supplement with your prospectus and other important records.

Revisions to the prospectus for the Funds:

Effective June 13, 2016, the Fund will have a revised strategy which changes the use of long futures positions as part of the Managed Volatility Strategy.

The following replaces the discussion of the “Managed Volatility Strategy” under Principal Investment Strategies:

Managed Volatility Strategy. The Fund’s adviser has retained SSGA Funds Management, Inc. (“SSGA FM” or “overlay manager”) as sub-adviser to the Fund to implement the managed volatility strategy within the parameters stated below. This managed volatility strategy consists of selling (short) positions in exchange-traded futures contracts to manage overall portfolio volatility and seek to reduce the impact on the Fund’s portfolio of significant market downturns during periods of high volatility. SSGA FM selects individual futures contracts on equity indices of domestic and foreign markets that it believes are highly correlated to the Fund’s equity exposure. Although up to 20% of the Fund’s net assets may be used by SSGA FM to implement the managed volatility strategy, under normal market conditions it is expected that less than 10% of the Fund’s net assets will be used for the strategy. SSGA FM uses a proprietary volatility forecasting model to manage the assets allocated to this strategy. The managed volatility strategy is separate and distinct from any riders or features of your insurance contract.

A futures contract is an agreement between two parties to buy or sell a financial instrument for a set price on a future date. A “short position” would represent a contractual obligation to sell an equity index at a future date at a particular price. In contrast, a “long position” would represent a contractual obligation to buy an equity index at a future date at a particular price. A short position is generally used to protect against the possible decline in value of financial instruments.

SSGA FM will regularly adjust the level of exchange-traded futures contracts to seek to manage the overall net risk level, i.e., volatility. “Volatility” in this context means variance in the Fund’s investment returns. SSGA FM’s investment in exchange-traded futures and their resulting costs could limit the upside participation of the Fund in strong appreciating markets relative to un-hedged funds. In situations of extreme market volatility, the exchange-traded futures could potentially reduce the Fund’s net economic exposure to equity securities to a substantial degree. The amount of exchange-traded futures may fluctuate frequently based upon market conditions.

SSGA FM may take a long position in futures for the purpose of providing an equity exposure generally comparable to the holdings of cash. This allows the Fund to be fully invested in the market by turning cash into an equity position while still maintaining the liquidity provided by the cash. The Investment Company Act of 1940 (the “1940 Act”) and the rules and interpretations under the 1940 Act impose certain limitations on the Fund’s ability to use leverage.

LVIP Dimensional International Equity Managed Volatility Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	lvipt_SupplementTextBlock
LVIP Dimensional International Equity Managed Volatility Fund

(each, a “Fund”, and together, the “Funds”)

Supplement Dated May 2, 2016

to the Prospectus dated May 1, 2016

This Supplement updates certain information in each Fund’s prospectus. You may obtain copies of the Funds’ prospectuses or summary prospectuses free of charge, upon request, by calling toll-free 1-800-4LINCOLN (454-6265) or at www.lfg.com/lvip.

Please keep this Supplement with your prospectus and other important records.

Revisions to the prospectus for the Funds:

Effective June 13, 2016, the Fund will have a revised strategy which changes the use of long futures positions as part of the Managed Volatility Strategy.

The following replaces the discussion of the “Managed Volatility Strategy” under Principal Investment Strategies:

Managed Volatility Strategy. The Fund’s adviser has retained SSGA Funds Management, Inc. (“SSGA FM” or “overlay manager”) as sub-adviser to the Fund to implement the managed volatility strategy within the parameters stated below. This managed volatility strategy consists of selling (short) positions in exchange-traded futures contracts to manage overall portfolio volatility and seek to reduce the impact on the Fund’s portfolio of significant market downturns during periods of high volatility. SSGA FM selects individual futures contracts on equity indices of domestic and foreign markets that it believes are highly correlated to the Fund’s equity exposure. Although up to 20% of the Fund’s net assets may be used by SSGA FM to implement the managed volatility strategy, under normal market conditions it is expected that less than 10% of the Fund’s net assets will be used for the strategy. SSGA FM uses a proprietary volatility forecasting model to manage the assets allocated to this strategy. The managed volatility strategy is separate and distinct from any riders or features of your insurance contract.

A futures contract is an agreement between two parties to buy or sell a financial instrument for a set price on a future date. A “short position” would represent a contractual obligation to sell an equity index at a future date at a particular price. In contrast, a “long position” would represent a contractual obligation to buy an equity index at a future date at a particular price. A short position is generally used to protect against the possible decline in value of financial instruments.

SSGA FM will regularly adjust the level of exchange-traded futures contracts to seek to manage the overall net risk level, i.e., volatility. “Volatility” in this context means variance in the Fund’s investment returns. SSGA FM’s investment in exchange-traded futures and their resulting costs could limit the upside participation of the Fund in strong appreciating markets relative to un-hedged funds. In situations of extreme market volatility, the exchange-traded futures could potentially reduce the Fund’s net economic exposure to equity securities to a substantial degree. The amount of exchange-traded futures may fluctuate frequently based upon market conditions.

SSGA FM may take a long position in futures for the purpose of providing an equity exposure generally comparable to the holdings of cash. This allows the Fund to be fully invested in the market by turning cash into an equity position while still maintaining the liquidity provided by the cash. The Investment Company Act of 1940 (the “1940 Act”) and the rules and interpretations under the 1940 Act impose certain limitations on the Fund’s ability to use leverage.

LVIP Dimensional U.S. Equity Managed Volatility Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	lvipt_SupplementTextBlock
LVIP Dimensional U.S. Equity Managed Volatility Fund

(each, a “Fund”, and together, the “Funds”)

Supplement Dated May 2, 2016

to the Prospectus dated May 1, 2016

This Supplement updates certain information in each Fund’s prospectus. You may obtain copies of the Funds’ prospectuses or summary prospectuses free of charge, upon request, by calling toll-free 1-800-4LINCOLN (454-6265) or at www.lfg.com/lvip.

Please keep this Supplement with your prospectus and other important records.

Revisions to the prospectus for the Funds:

Effective June 13, 2016, the Fund will have a revised strategy which changes the use of long futures positions as part of the Managed Volatility Strategy.

The following replaces the discussion of the “Managed Volatility Strategy” under Principal Investment Strategies:

Managed Volatility Strategy. The Fund’s adviser has retained SSGA Funds Management, Inc. (“SSGA FM” or “overlay manager”) as sub-adviser to the Fund to implement the managed volatility strategy within the parameters stated below. This managed volatility strategy consists of selling (short) positions in exchange-traded futures contracts to manage overall portfolio volatility and seek to reduce the impact on the Fund’s portfolio of significant market downturns during periods of high volatility. SSGA FM selects individual futures contracts on equity indices of domestic and foreign markets that it believes are highly correlated to the Fund’s equity exposure. Although up to 20% of the Fund’s net assets may be used by SSGA FM to implement the managed volatility strategy, under normal market conditions it is expected that less than 10% of the Fund’s net assets will be used for the strategy. SSGA FM uses a proprietary volatility forecasting model to manage the assets allocated to this strategy. The managed volatility strategy is separate and distinct from any riders or features of your insurance contract.

A futures contract is an agreement between two parties to buy or sell a financial instrument for a set price on a future date. A “short position” would represent a contractual obligation to sell an equity index at a future date at a particular price. In contrast, a “long position” would represent a contractual obligation to buy an equity index at a future date at a particular price. A short position is generally used to protect against the possible decline in value of financial instruments.

SSGA FM will regularly adjust the level of exchange-traded futures contracts to seek to manage the overall net risk level, i.e., volatility. “Volatility” in this context means variance in the Fund’s investment returns. SSGA FM’s investment in exchange-traded futures and their resulting costs could limit the upside participation of the Fund in strong appreciating markets relative to un-hedged funds. In situations of extreme market volatility, the exchange-traded futures could potentially reduce the Fund’s net economic exposure to equity securities to a substantial degree. The amount of exchange-traded futures may fluctuate frequently based upon market conditions.

SSGA FM may take a long position in futures for the purpose of providing an equity exposure generally comparable to the holdings of cash. This allows the Fund to be fully invested in the market by turning cash into an equity position while still maintaining the liquidity provided by the cash. The Investment Company Act of 1940 (the “1940 Act”) and the rules and interpretations under the 1940 Act impose certain limitations on the Fund’s ability to use leverage.

LVIP Franklin Templeton Global Equity Managed Volatility Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	lvipt_SupplementTextBlock
LVIP Franklin Templeton Global Equity Managed Volatility Fund

(each, a “Fund”, and together, the “Funds”)

Supplement Dated May 2, 2016

to the Prospectus dated May 1, 2016

This Supplement updates certain information in each Fund’s prospectus. You may obtain copies of the Funds’ prospectuses or summary prospectuses free of charge, upon request, by calling toll-free 1-800-4LINCOLN (454-6265) or at www.lfg.com/lvip.

Please keep this Supplement with your prospectus and other important records.

Revisions to the prospectus for the Funds:

Effective June 13, 2016, the Fund will have a revised strategy which changes the use of long futures positions as part of the Managed Volatility Strategy.

The following replaces the discussion of the “Managed Volatility Strategy” under Principal Investment Strategies:

Managed Volatility Strategy. The Fund’s adviser has retained SSGA Funds Management, Inc. (“SSGA FM” or “overlay manager”) as sub-adviser to the Fund to implement the managed volatility strategy within the parameters stated below. This managed volatility strategy consists of selling (short) positions in exchange-traded futures contracts to manage overall portfolio volatility and seek to reduce the impact on the Fund’s portfolio of significant market downturns during periods of high volatility. SSGA FM selects individual futures contracts on equity indices of domestic and foreign markets that it believes are highly correlated to the Fund’s equity exposure. Although up to 20% of the Fund’s net assets may be used by SSGA FM to implement the managed volatility strategy, under normal market conditions it is expected that less than 10% of the Fund’s net assets will be used for the strategy. SSGA FM uses a proprietary volatility forecasting model to manage the assets allocated to this strategy. The managed volatility strategy is separate and distinct from any riders or features of your insurance contract.

A futures contract is an agreement between two parties to buy or sell a financial instrument for a set price on a future date. A “short position” would represent a contractual obligation to sell an equity index at a future date at a particular price. In contrast, a “long position” would represent a contractual obligation to buy an equity index at a future date at a particular price. A short position is generally used to protect against the possible decline in value of financial instruments.

SSGA FM will regularly adjust the level of exchange-traded futures contracts to seek to manage the overall net risk level, i.e., volatility. “Volatility” in this context means variance in the Fund’s investment returns. SSGA FM’s investment in exchange-traded futures and their resulting costs could limit the upside participation of the Fund in strong appreciating markets relative to un-hedged funds. In situations of extreme market volatility, the exchange-traded futures could potentially reduce the Fund’s net economic exposure to equity securities to a substantial degree. The amount of exchange-traded futures may fluctuate frequently based upon market conditions.

SSGA FM may take a long position in futures for the purpose of providing an equity exposure generally comparable to the holdings of cash. This allows the Fund to be fully invested in the market by turning cash into an equity position while still maintaining the liquidity provided by the cash. The Investment Company Act of 1940 (the “1940 Act”) and the rules and interpretations under the 1940 Act impose certain limitations on the Fund’s ability to use leverage.

LVIP Franklin Templeton Value Managed Volatility Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	lvipt_SupplementTextBlock
LVIP Franklin Templeton Value Managed Volatility Fund

(each, a “Fund”, and together, the “Funds”)

Supplement Dated May 2, 2016

to the Prospectus dated May 1, 2016

This Supplement updates certain information in each Fund’s prospectus. You may obtain copies of the Funds’ prospectuses or summary prospectuses free of charge, upon request, by calling toll-free 1-800-4LINCOLN (454-6265) or at www.lfg.com/lvip.

Please keep this Supplement with your prospectus and other important records.

Revisions to the prospectus for the Funds:

Effective June 13, 2016, the Fund will have a revised strategy which changes the use of long futures positions as part of the Managed Volatility Strategy.

The following replaces the discussion of the “Managed Volatility Strategy” under Principal Investment Strategies:

Managed Volatility Strategy. The Fund’s adviser has retained SSGA Funds Management, Inc. (“SSGA FM” or “overlay manager”) as sub-adviser to the Fund to implement the managed volatility strategy within the parameters stated below. This managed volatility strategy consists of selling (short) positions in exchange-traded futures contracts to manage overall portfolio volatility and seek to reduce the impact on the Fund’s portfolio of significant market downturns during periods of high volatility. SSGA FM selects individual futures contracts on equity indices of domestic and foreign markets that it believes are highly correlated to the Fund’s equity exposure. Although up to 20% of the Fund’s net assets may be used by SSGA FM to implement the managed volatility strategy, under normal market conditions it is expected that less than 10% of the Fund’s net assets will be used for the strategy. SSGA FM uses a proprietary volatility forecasting model to manage the assets allocated to this strategy. The managed volatility strategy is separate and distinct from any riders or features of your insurance contract.

A futures contract is an agreement between two parties to buy or sell a financial instrument for a set price on a future date. A “short position” would represent a contractual obligation to sell an equity index at a future date at a particular price. In contrast, a “long position” would represent a contractual obligation to buy an equity index at a future date at a particular price. A short position is generally used to protect against the possible decline in value of financial instruments.

SSGA FM will regularly adjust the level of exchange-traded futures contracts to seek to manage the overall net risk level, i.e., volatility. “Volatility” in this context means variance in the Fund’s investment returns. SSGA FM’s investment in exchange-traded futures and their resulting costs could limit the upside participation of the Fund in strong appreciating markets relative to un-hedged funds. In situations of extreme market volatility, the exchange-traded futures could potentially reduce the Fund’s net economic exposure to equity securities to a substantial degree. The amount of exchange-traded futures may fluctuate frequently based upon market conditions.

SSGA FM may take a long position in futures for the purpose of providing an equity exposure generally comparable to the holdings of cash. This allows the Fund to be fully invested in the market by turning cash into an equity position while still maintaining the liquidity provided by the cash. The Investment Company Act of 1940 (the “1940 Act”) and the rules and interpretations under the 1940 Act impose certain limitations on the Fund’s ability to use leverage.

LVIP Invesco Diversified Equity-Income Managed Volatility Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	lvipt_SupplementTextBlock
LVIP Invesco Diversified Equity-Income Managed Volatility Fund

(each, a “Fund”, and together, the “Funds”)

Supplement Dated May 2, 2016

to the Prospectus dated May 1, 2016

This Supplement updates certain information in each Fund’s prospectus. You may obtain copies of the Funds’ prospectuses or summary prospectuses free of charge, upon request, by calling toll-free 1-800-4LINCOLN (454-6265) or at www.lfg.com/lvip.

Please keep this Supplement with your prospectus and other important records.

Revisions to the prospectus for the Funds:

Effective June 13, 2016, the Fund will have a revised strategy which changes the use of long futures positions as part of the Managed Volatility Strategy.

The following replaces the discussion of the “Managed Volatility Strategy” under Principal Investment Strategies:

Managed Volatility Strategy. The Fund’s adviser has retained SSGA Funds Management, Inc. (“SSGA FM” or “overlay manager”) as sub-adviser to the Fund to implement the managed volatility strategy within the parameters stated below. This managed volatility strategy consists of selling (short) positions in exchange-traded futures contracts to manage overall portfolio volatility and seek to reduce the impact on the Fund’s portfolio of significant market downturns during periods of high volatility. SSGA FM selects individual futures contracts on equity indices of domestic and foreign markets that it believes are highly correlated to the Fund’s equity exposure. Although up to 20% of the Fund’s net assets may be used by SSGA FM to implement the managed volatility strategy, under normal market conditions it is expected that less than 10% of the Fund’s net assets will be used for the strategy. SSGA FM uses a proprietary volatility forecasting model to manage the assets allocated to this strategy. The managed volatility strategy is separate and distinct from any riders or features of your insurance contract.

A futures contract is an agreement between two parties to buy or sell a financial instrument for a set price on a future date. A “short position” would represent a contractual obligation to sell an equity index at a future date at a particular price. In contrast, a “long position” would represent a contractual obligation to buy an equity index at a future date at a particular price. A short position is generally used to protect against the possible decline in value of financial instruments.

SSGA FM will regularly adjust the level of exchange-traded futures contracts to seek to manage the overall net risk level, i.e., volatility. “Volatility” in this context means variance in the Fund’s investment returns. SSGA FM’s investment in exchange-traded futures and their resulting costs could limit the upside participation of the Fund in strong appreciating markets relative to un-hedged funds. In situations of extreme market volatility, the exchange-traded futures could potentially reduce the Fund’s net economic exposure to equity securities to a substantial degree. The amount of exchange-traded futures may fluctuate frequently based upon market conditions.

SSGA FM may take a long position in futures for the purpose of providing an equity exposure generally comparable to the holdings of cash. This allows the Fund to be fully invested in the market by turning cash into an equity position while still maintaining the liquidity provided by the cash. The Investment Company Act of 1940 (the “1940 Act”) and the rules and interpretations under the 1940 Act impose certain limitations on the Fund’s ability to use leverage.

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	lvipt_SupplementTextBlock
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund

(each, a “Fund”, and together, the “Funds”)

Supplement Dated May 2, 2016

to the Prospectus dated May 1, 2016

This Supplement updates certain information in each Fund’s prospectus. You may obtain copies of the Funds’ prospectuses or summary prospectuses free of charge, upon request, by calling toll-free 1-800-4LINCOLN (454-6265) or at www.lfg.com/lvip.

Please keep this Supplement with your prospectus and other important records.

Revisions to the prospectus for the Funds:

Effective June 13, 2016, the Fund will have a revised strategy which changes the use of long futures positions as part of the Managed Volatility Strategy.

The following replaces the discussion of the “Managed Volatility Strategy” under Principal Investment Strategies:

Managed Volatility Strategy. The Fund’s adviser has retained SSGA Funds Management, Inc. (“SSGA FM” or “overlay manager”) as sub-adviser to the Fund to implement the managed volatility strategy within the parameters stated below. This managed volatility strategy consists of selling (short) positions in exchange-traded futures contracts to manage overall portfolio volatility and seek to reduce the impact on the Fund’s portfolio of significant market downturns during periods of high volatility. SSGA FM selects individual futures contracts on equity indices of domestic and foreign markets that it believes are highly correlated to the Fund’s equity exposure. Although up to 20% of the Fund’s net assets may be used by SSGA FM to implement the managed volatility strategy, under normal market conditions it is expected that less than 10% of the Fund’s net assets will be used for the strategy. SSGA FM uses a proprietary volatility forecasting model to manage the assets allocated to this strategy. The managed volatility strategy is separate and distinct from any riders or features of your insurance contract.

A futures contract is an agreement between two parties to buy or sell a financial instrument for a set price on a future date. A “short position” would represent a contractual obligation to sell an equity index at a future date at a particular price. In contrast, a “long position” would represent a contractual obligation to buy an equity index at a future date at a particular price. A short position is generally used to protect against the possible decline in value of financial instruments.

SSGA FM will regularly adjust the level of exchange-traded futures contracts to seek to manage the overall net risk level, i.e., volatility. “Volatility” in this context means variance in the Fund’s investment returns. SSGA FM’s investment in exchange-traded futures and their resulting costs could limit the upside participation of the Fund in strong appreciating markets relative to un-hedged funds. In situations of extreme market volatility, the exchange-traded futures could potentially reduce the Fund’s net economic exposure to equity securities to a substantial degree. The amount of exchange-traded futures may fluctuate frequently based upon market conditions.

SSGA FM may take a long position in futures for the purpose of providing an equity exposure generally comparable to the holdings of cash. This allows the Fund to be fully invested in the market by turning cash into an equity position while still maintaining the liquidity provided by the cash. The Investment Company Act of 1940 (the “1940 Act”) and the rules and interpretations under the 1940 Act impose certain limitations on the Fund’s ability to use leverage.

LVIP MFS International Equity Managed Volatility Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	lvipt_SupplementTextBlock
LVIP MFS International Equity Managed Volatility Fund

(each, a “Fund”, and together, the “Funds”)

Supplement Dated May 2, 2016

to the Prospectus dated May 1, 2016

This Supplement updates certain information in each Fund’s prospectus. You may obtain copies of the Funds’ prospectuses or summary prospectuses free of charge, upon request, by calling toll-free 1-800-4LINCOLN (454-6265) or at www.lfg.com/lvip.

Please keep this Supplement with your prospectus and other important records.

Revisions to the prospectus for the Funds:

Effective June 13, 2016, the Fund will have a revised strategy which changes the use of long futures positions as part of the Managed Volatility Strategy.

The following replaces the discussion of the “Managed Volatility Strategy” under Principal Investment Strategies:

Managed Volatility Strategy. The Fund’s adviser has retained SSGA Funds Management, Inc. (“SSGA FM” or “overlay manager”) as sub-adviser to the Fund to implement the managed volatility strategy within the parameters stated below. This managed volatility strategy consists of selling (short) positions in exchange-traded futures contracts to manage overall portfolio volatility and seek to reduce the impact on the Fund’s portfolio of significant market downturns during periods of high volatility. SSGA FM selects individual futures contracts on equity indices of domestic and foreign markets that it believes are highly correlated to the Fund’s equity exposure. Although up to 20% of the Fund’s net assets may be used by SSGA FM to implement the managed volatility strategy, under normal market conditions it is expected that less than 10% of the Fund’s net assets will be used for the strategy. SSGA FM uses a proprietary volatility forecasting model to manage the assets allocated to this strategy. The managed volatility strategy is separate and distinct from any riders or features of your insurance contract.

A futures contract is an agreement between two parties to buy or sell a financial instrument for a set price on a future date. A “short position” would represent a contractual obligation to sell an equity index at a future date at a particular price. In contrast, a “long position” would represent a contractual obligation to buy an equity index at a future date at a particular price. A short position is generally used to protect against the possible decline in value of financial instruments.

SSGA FM will regularly adjust the level of exchange-traded futures contracts to seek to manage the overall net risk level, i.e., volatility. “Volatility” in this context means variance in the Fund’s investment returns. SSGA FM’s investment in exchange-traded futures and their resulting costs could limit the upside participation of the Fund in strong appreciating markets relative to un-hedged funds. In situations of extreme market volatility, the exchange-traded futures could potentially reduce the Fund’s net economic exposure to equity securities to a substantial degree. The amount of exchange-traded futures may fluctuate frequently based upon market conditions.

SSGA FM may take a long position in futures for the purpose of providing an equity exposure generally comparable to the holdings of cash. This allows the Fund to be fully invested in the market by turning cash into an equity position while still maintaining the liquidity provided by the cash. The Investment Company Act of 1940 (the “1940 Act”) and the rules and interpretations under the 1940 Act impose certain limitations on the Fund’s ability to use leverage.

LVIP Multi-Manager Global Equity Managed Volatility Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	lvipt_SupplementTextBlock
LVIP Multi-Manager Global Equity Managed Volatility Fund

(each, a “Fund”, and together, the “Funds”)

Supplement Dated May 2, 2016

to the Prospectus dated May 1, 2016

This Supplement updates certain information in each Fund’s prospectus. You may obtain copies of the Funds’ prospectuses or summary prospectuses free of charge, upon request, by calling toll-free 1-800-4LINCOLN (454-6265) or at www.lfg.com/lvip.

Please keep this Supplement with your prospectus and other important records.

Revisions to the prospectus for the Funds:

Effective June 13, 2016, the Fund will have a revised strategy which changes the use of long futures positions as part of the Managed Volatility Strategy.

The following replaces the discussion of the “Managed Volatility Strategy” under Principal Investment Strategies:

Managed Volatility Strategy. The Fund’s adviser has retained SSGA Funds Management, Inc. (“SSGA FM” or “overlay manager”) as sub-adviser to the Fund to implement the managed volatility strategy within the parameters stated below. This managed volatility strategy consists of selling (short) positions in exchange-traded futures contracts to manage overall portfolio volatility and seek to reduce the impact on the Fund’s portfolio of significant market downturns during periods of high volatility. SSGA FM selects individual futures contracts on equity indices of domestic and foreign markets that it believes are highly correlated to the Fund’s equity exposure. Although up to 20% of the Fund’s net assets may be used by SSGA FM to implement the managed volatility strategy, under normal market conditions it is expected that less than 10% of the Fund’s net assets will be used for the strategy. SSGA FM uses a proprietary volatility forecasting model to manage the assets allocated to this strategy. The managed volatility strategy is separate and distinct from any riders or features of your insurance contract.

A futures contract is an agreement between two parties to buy or sell a financial instrument for a set price on a future date. A “short position” would represent a contractual obligation to sell an equity index at a future date at a particular price. In contrast, a “long position” would represent a contractual obligation to buy an equity index at a future date at a particular price. A short position is generally used to protect against the possible decline in value of financial instruments.

SSGA FM will regularly adjust the level of exchange-traded futures contracts to seek to manage the overall net risk level, i.e., volatility. “Volatility” in this context means variance in the Fund’s investment returns. SSGA FM’s investment in exchange-traded futures and their resulting costs could limit the upside participation of the Fund in strong appreciating markets relative to un-hedged funds. In situations of extreme market volatility, the exchange-traded futures could potentially reduce the Fund’s net economic exposure to equity securities to a substantial degree. The amount of exchange-traded futures may fluctuate frequently based upon market conditions.

SSGA FM may take a long position in futures for the purpose of providing an equity exposure generally comparable to the holdings of cash. This allows the Fund to be fully invested in the market by turning cash into an equity position while still maintaining the liquidity provided by the cash. The Investment Company Act of 1940 (the “1940 Act”) and the rules and interpretations under the 1940 Act impose certain limitations on the Fund’s ability to use leverage.

LVIP SSGA Global Tactical Allocation Managed Volatility Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	lvipt_SupplementTextBlock
LVIP SSGA Global Tactical Allocation Managed Volatility Fund

(each, a “Fund”, and together, the “Funds”)

Supplement Dated May 2, 2016

to the Prospectus dated May 1, 2016

This Supplement updates certain information in each Fund’s prospectus. You may obtain copies of the Funds’ prospectuses or summary prospectuses free of charge, upon request, by calling toll-free 1-800-4LINCOLN (454-6265) or at www.lfg.com/lvip.

Please keep this Supplement with your prospectus and other important records.

Revisions to the prospectus for the Funds:

Effective June 13, 2016, the Fund will have a revised strategy which changes the use of long futures positions as part of the Managed Volatility Strategy.

The following replaces the discussion of the “Managed Volatility Strategy” under Principal Investment Strategies:

Managed Volatility Strategy. The Fund’s adviser has retained SSGA Funds Management, Inc. (“SSGA FM” or “overlay manager”) as sub-adviser to the Fund to implement the managed volatility strategy within the parameters stated below. This managed volatility strategy consists of selling (short) positions in exchange-traded futures contracts to manage overall portfolio volatility and seek to reduce the impact on the Fund’s portfolio of significant market downturns during periods of high volatility. SSGA FM selects individual futures contracts on equity indices of domestic and foreign markets that it believes are highly correlated to the Fund’s equity exposure. Although up to 20% of the Fund’s net assets may be used by SSGA FM to implement the managed volatility strategy, under normal market conditions it is expected that less than 10% of the Fund’s net assets will be used for the strategy. SSGA FM uses a proprietary volatility forecasting model to manage the assets allocated to this strategy. The managed volatility strategy is separate and distinct from any riders or features of your insurance contract.

A futures contract is an agreement between two parties to buy or sell a financial instrument for a set price on a future date. A “short position” would represent a contractual obligation to sell an equity index at a future date at a particular price. In contrast, a “long position” would represent a contractual obligation to buy an equity index at a future date at a particular price. A short position is generally used to protect against the possible decline in value of financial instruments.

SSGA FM will regularly adjust the level of exchange-traded futures contracts to seek to manage the overall net risk level, i.e., volatility. “Volatility” in this context means variance in the Fund’s investment returns. SSGA FM’s investment in exchange-traded futures and their resulting costs could limit the upside participation of the Fund in strong appreciating markets relative to un-hedged funds. In situations of extreme market volatility, the exchange-traded futures could potentially reduce the Fund’s net economic exposure to equity securities to a substantial degree. The amount of exchange-traded futures may fluctuate frequently based upon market conditions.

SSGA FM may take a long position in futures for the purpose of providing an equity exposure generally comparable to the holdings of cash. This allows the Fund to be fully invested in the market by turning cash into an equity position while still maintaining the liquidity provided by the cash. The Investment Company Act of 1940 (the “1940 Act”) and the rules and interpretations under the 1940 Act impose certain limitations on the Fund’s ability to use leverage.

LVIP SSGA International Managed Volatility Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	lvipt_SupplementTextBlock
LVIP SSGA International Managed Volatility Fund

(each, a “Fund”, and together, the “Funds”)

Supplement Dated May 2, 2016

to the Prospectus dated May 1, 2016

This Supplement updates certain information in each Fund’s prospectus. You may obtain copies of the Funds’ prospectuses or summary prospectuses free of charge, upon request, by calling toll-free 1-800-4LINCOLN (454-6265) or at www.lfg.com/lvip.

Please keep this Supplement with your prospectus and other important records.

Revisions to the prospectus for the Funds:

Effective June 13, 2016, the Fund will have a revised strategy which changes the use of long futures positions as part of the Managed Volatility Strategy.

The following replaces the discussion of the “Managed Volatility Strategy” under Principal Investment Strategies:

Managed Volatility Strategy. The Fund’s adviser has retained SSGA Funds Management, Inc. (“SSGA FM” or “overlay manager”) as sub-adviser to the Fund to implement the managed volatility strategy within the parameters stated below. This managed volatility strategy consists of selling (short) positions in exchange-traded futures contracts to manage overall portfolio volatility and seek to reduce the impact on the Fund’s portfolio of significant market downturns during periods of high volatility. SSGA FM selects individual futures contracts on equity indices of domestic and foreign markets that it believes are highly correlated to the Fund’s equity exposure. Although up to 20% of the Fund’s net assets may be used by SSGA FM to implement the managed volatility strategy, under normal market conditions it is expected that less than 10% of the Fund’s net assets will be used for the strategy. SSGA FM uses a proprietary volatility forecasting model to manage the assets allocated to this strategy. The managed volatility strategy is separate and distinct from any riders or features of your insurance contract.

A futures contract is an agreement between two parties to buy or sell a financial instrument for a set price on a future date. A “short position” would represent a contractual obligation to sell an equity index at a future date at a particular price. In contrast, a “long position” would represent a contractual obligation to buy an equity index at a future date at a particular price. A short position is generally used to protect against the possible decline in value of financial instruments.

SSGA FM will regularly adjust the level of exchange-traded futures contracts to seek to manage the overall net risk level, i.e., volatility. “Volatility” in this context means variance in the Fund’s investment returns. SSGA FM’s investment in exchange-traded futures and their resulting costs could limit the upside participation of the Fund in strong appreciating markets relative to un-hedged funds. In situations of extreme market volatility, the exchange-traded futures could potentially reduce the Fund’s net economic exposure to equity securities to a substantial degree. The amount of exchange-traded futures may fluctuate frequently based upon market conditions.

SSGA FM may take a long position in futures for the purpose of providing an equity exposure generally comparable to the holdings of cash. This allows the Fund to be fully invested in the market by turning cash into an equity position while still maintaining the liquidity provided by the cash. The Investment Company Act of 1940 (the “1940 Act”) and the rules and interpretations under the 1940 Act impose certain limitations on the Fund’s ability to use leverage.

LVIP SSGA Large Cap Managed Volatility Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	lvipt_SupplementTextBlock
LVIP SSGA Large Cap Managed Volatility Fund

(each, a “Fund”, and together, the “Funds”)

Supplement Dated May 2, 2016

to the Prospectus dated May 1, 2016

This Supplement updates certain information in each Fund’s prospectus. You may obtain copies of the Funds’ prospectuses or summary prospectuses free of charge, upon request, by calling toll-free 1-800-4LINCOLN (454-6265) or at www.lfg.com/lvip.

Please keep this Supplement with your prospectus and other important records.

Revisions to the prospectus for the Funds:

Effective June 13, 2016, the Fund will have a revised strategy which changes the use of long futures positions as part of the Managed Volatility Strategy.

The following replaces the discussion of the “Managed Volatility Strategy” under Principal Investment Strategies:

Managed Volatility Strategy. The Fund’s adviser has retained SSGA Funds Management, Inc. (“SSGA FM” or “overlay manager”) as sub-adviser to the Fund to implement the managed volatility strategy within the parameters stated below. This managed volatility strategy consists of selling (short) positions in exchange-traded futures contracts to manage overall portfolio volatility and seek to reduce the impact on the Fund’s portfolio of significant market downturns during periods of high volatility. SSGA FM selects individual futures contracts on equity indices of domestic and foreign markets that it believes are highly correlated to the Fund’s equity exposure. Although up to 20% of the Fund’s net assets may be used by SSGA FM to implement the managed volatility strategy, under normal market conditions it is expected that less than 10% of the Fund’s net assets will be used for the strategy. SSGA FM uses a proprietary volatility forecasting model to manage the assets allocated to this strategy. The managed volatility strategy is separate and distinct from any riders or features of your insurance contract.

A futures contract is an agreement between two parties to buy or sell a financial instrument for a set price on a future date. A “short position” would represent a contractual obligation to sell an equity index at a future date at a particular price. In contrast, a “long position” would represent a contractual obligation to buy an equity index at a future date at a particular price. A short position is generally used to protect against the possible decline in value of financial instruments.

SSGA FM will regularly adjust the level of exchange-traded futures contracts to seek to manage the overall net risk level, i.e., volatility. “Volatility” in this context means variance in the Fund’s investment returns. SSGA FM’s investment in exchange-traded futures and their resulting costs could limit the upside participation of the Fund in strong appreciating markets relative to un-hedged funds. In situations of extreme market volatility, the exchange-traded futures could potentially reduce the Fund’s net economic exposure to equity securities to a substantial degree. The amount of exchange-traded futures may fluctuate frequently based upon market conditions.

SSGA FM may take a long position in futures for the purpose of providing an equity exposure generally comparable to the holdings of cash. This allows the Fund to be fully invested in the market by turning cash into an equity position while still maintaining the liquidity provided by the cash. The Investment Company Act of 1940 (the “1940 Act”) and the rules and interpretations under the 1940 Act impose certain limitations on the Fund’s ability to use leverage.

LVIP SSGA SMID Cap Managed Volatility Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	lvipt_SupplementTextBlock
LVIP SSGA SMID Cap Managed Volatility Fund

(each, a “Fund”, and together, the “Funds”)

Supplement Dated May 2, 2016

to the Prospectus dated May 1, 2016

This Supplement updates certain information in each Fund’s prospectus. You may obtain copies of the Funds’ prospectuses or summary prospectuses free of charge, upon request, by calling toll-free 1-800-4LINCOLN (454-6265) or at www.lfg.com/lvip.

Please keep this Supplement with your prospectus and other important records.

Revisions to the prospectus for the Funds:

Effective June 13, 2016, the Fund will have a revised strategy which changes the use of long futures positions as part of the Managed Volatility Strategy.

The following replaces the discussion of the “Managed Volatility Strategy” under Principal Investment Strategies:

Managed Volatility Strategy. The Fund’s adviser has retained SSGA Funds Management, Inc. (“SSGA FM” or “overlay manager”) as sub-adviser to the Fund to implement the managed volatility strategy within the parameters stated below. This managed volatility strategy consists of selling (short) positions in exchange-traded futures contracts to manage overall portfolio volatility and seek to reduce the impact on the Fund’s portfolio of significant market downturns during periods of high volatility. SSGA FM selects individual futures contracts on equity indices of domestic and foreign markets that it believes are highly correlated to the Fund’s equity exposure. Although up to 20% of the Fund’s net assets may be used by SSGA FM to implement the managed volatility strategy, under normal market conditions it is expected that less than 10% of the Fund’s net assets will be used for the strategy. SSGA FM uses a proprietary volatility forecasting model to manage the assets allocated to this strategy. The managed volatility strategy is separate and distinct from any riders or features of your insurance contract.

A futures contract is an agreement between two parties to buy or sell a financial instrument for a set price on a future date. A “short position” would represent a contractual obligation to sell an equity index at a future date at a particular price. In contrast, a “long position” would represent a contractual obligation to buy an equity index at a future date at a particular price. A short position is generally used to protect against the possible decline in value of financial instruments.

SSGA FM will regularly adjust the level of exchange-traded futures contracts to seek to manage the overall net risk level, i.e., volatility. “Volatility” in this context means variance in the Fund’s investment returns. SSGA FM’s investment in exchange-traded futures and their resulting costs could limit the upside participation of the Fund in strong appreciating markets relative to un-hedged funds. In situations of extreme market volatility, the exchange-traded futures could potentially reduce the Fund’s net economic exposure to equity securities to a substantial degree. The amount of exchange-traded futures may fluctuate frequently based upon market conditions.

SSGA FM may take a long position in futures for the purpose of providing an equity exposure generally comparable to the holdings of cash. This allows the Fund to be fully invested in the market by turning cash into an equity position while still maintaining the liquidity provided by the cash. The Investment Company Act of 1940 (the “1940 Act”) and the rules and interpretations under the 1940 Act impose certain limitations on the Fund’s ability to use leverage.

LVIP Select Core Equity Managed Volatility Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	lvipt_SupplementTextBlock
LVIP Select Core Equity Managed Volatility Fund

(each, a “Fund”, and together, the “Funds”)

Supplement Dated May 2, 2016

to the Prospectus dated May 1, 2016

This Supplement updates certain information in each Fund’s prospectus. You may obtain copies of the Funds’ prospectuses or summary prospectuses free of charge, upon request, by calling toll-free 1-800-4LINCOLN (454-6265) or at www.lfg.com/lvip.

Please keep this Supplement with your prospectus and other important records.

Revisions to the prospectus for the Funds:

Effective June 13, 2016, the Fund will have a revised strategy which changes the use of long futures positions as part of the Managed Volatility Strategy.

The following replaces the discussion of the “Managed Volatility Strategy” under Principal Investment Strategies:

Managed Volatility Strategy. The Fund’s adviser has retained SSGA Funds Management, Inc. (“SSGA FM” or “overlay manager”) as sub-adviser to the Fund to implement the managed volatility strategy within the parameters stated below. This managed volatility strategy consists of selling (short) positions in exchange-traded futures contracts to manage overall portfolio volatility and seek to reduce the impact on the Fund’s portfolio of significant market downturns during periods of high volatility. SSGA FM selects individual futures contracts on equity indices of domestic and foreign markets that it believes are highly correlated to the Fund’s equity exposure. Although up to 20% of the Fund’s net assets may be used by SSGA FM to implement the managed volatility strategy, under normal market conditions it is expected that less than 10% of the Fund’s net assets will be used for the strategy. SSGA FM uses a proprietary volatility forecasting model to manage the assets allocated to this strategy. The managed volatility strategy is separate and distinct from any riders or features of your insurance contract.

A futures contract is an agreement between two parties to buy or sell a financial instrument for a set price on a future date. A “short position” would represent a contractual obligation to sell an equity index at a future date at a particular price. In contrast, a “long position” would represent a contractual obligation to buy an equity index at a future date at a particular price. A short position is generally used to protect against the possible decline in value of financial instruments.

SSGA FM will regularly adjust the level of exchange-traded futures contracts to seek to manage the overall net risk level, i.e., volatility. “Volatility” in this context means variance in the Fund’s investment returns. SSGA FM’s investment in exchange-traded futures and their resulting costs could limit the upside participation of the Fund in strong appreciating markets relative to un-hedged funds. In situations of extreme market volatility, the exchange-traded futures could potentially reduce the Fund’s net economic exposure to equity securities to a substantial degree. The amount of exchange-traded futures may fluctuate frequently based upon market conditions.

SSGA FM may take a long position in futures for the purpose of providing an equity exposure generally comparable to the holdings of cash. This allows the Fund to be fully invested in the market by turning cash into an equity position while still maintaining the liquidity provided by the cash. The Investment Company Act of 1940 (the “1940 Act”) and the rules and interpretations under the 1940 Act impose certain limitations on the Fund’s ability to use leverage.

LVIP VIP Mid Cap Managed Volatility Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	lvipt_SupplementTextBlock
LVIP VIP Mid Cap Managed Volatility Portfolio

(each, a “Fund”, and together, the “Funds”)

Supplement Dated May 2, 2016

to the Prospectus dated May 1, 2016

This Supplement updates certain information in each Fund’s prospectus. You may obtain copies of the Funds’ prospectuses or summary prospectuses free of charge, upon request, by calling toll-free 1-800-4LINCOLN (454-6265) or at www.lfg.com/lvip.

Please keep this Supplement with your prospectus and other important records.

Revisions to the prospectus for the Funds:

Effective June 13, 2016, the Fund will have a revised strategy which changes the use of long futures positions as part of the Managed Volatility Strategy.

The following replaces the discussion of the “Managed Volatility Strategy” under Principal Investment Strategies:

Managed Volatility Strategy. The Fund’s adviser has retained SSGA Funds Management, Inc. (“SSGA FM” or “overlay manager”) as sub-adviser to the Fund to implement the managed volatility strategy within the parameters stated below. This managed volatility strategy consists of selling (short) positions in exchange-traded futures contracts to manage overall portfolio volatility and seek to reduce the impact on the Fund’s portfolio of significant market downturns during periods of high volatility. SSGA FM selects individual futures contracts on equity indices of domestic and foreign markets that it believes are highly correlated to the Fund’s equity exposure. Although up to 20% of the Fund’s net assets may be used by SSGA FM to implement the managed volatility strategy, under normal market conditions it is expected that less than 10% of the Fund’s net assets will be used for the strategy. SSGA FM uses a proprietary volatility forecasting model to manage the assets allocated to this strategy. The managed volatility strategy is separate and distinct from any riders or features of your insurance contract.

A futures contract is an agreement between two parties to buy or sell a financial instrument for a set price on a future date. A “short position” would represent a contractual obligation to sell an equity index at a future date at a particular price. In contrast, a “long position” would represent a contractual obligation to buy an equity index at a future date at a particular price. A short position is generally used to protect against the possible decline in value of financial instruments.

SSGA FM will regularly adjust the level of exchange-traded futures contracts to seek to manage the overall net risk level, i.e., volatility. “Volatility” in this context means variance in the Fund’s investment returns. SSGA FM’s investment in exchange-traded futures and their resulting costs could limit the upside participation of the Fund in strong appreciating markets relative to un-hedged funds. In situations of extreme market volatility, the exchange-traded futures could potentially reduce the Fund’s net economic exposure to equity securities to a substantial degree. The amount of exchange-traded futures may fluctuate frequently based upon market conditions.

SSGA FM may take a long position in futures for the purpose of providing an equity exposure generally comparable to the holdings of cash. This allows the Fund to be fully invested in the market by turning cash into an equity position while still maintaining the liquidity provided by the cash. The Investment Company Act of 1940 (the “1940 Act”) and the rules and interpretations under the 1940 Act impose certain limitations on the Fund’s ability to use leverage.